UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-176908
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 3	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716
Amendment No. 91	☑
(Check appropriate box or boxes.)
Nationwide Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM Income Annuity
Individual Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. A contract is available for purchase when a prospective purchaser has separated from service from his or her employer and has assets in certain 401(k) accounts that he or she wishes to transfer to the contract.  Subsequent purchase payments are not permitted under this contract.  To purchase a contract described in this prospectus, please call Nationwide's Customer Solutions Center at 1-877-877-2716 (TDD 1-800-238-3035), or write: Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 34. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the Nationwide Variable Insurance Trust ("NVIT").
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
1

Glossary of Special Terms
Accumulation Contract – A contract where the Contract Owner had not begun taking guaranteed income payments before separating from the Previous Plan.
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant and Contract Owner must be the same person for contracts described in this prospectus.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the Contract Issue Date.
Contract Issue Date – The date the initial purchase payment is applied to the contract.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the Contract Issue Date.
Current Guaranteed Lifetime Withdrawal Base – For purposes of Guaranteed Lifetime Withdrawals, the amount that is multiplied by the Lifetime Withdrawal Percentage to arrive at the Guaranteed Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Guaranteed Lifetime Withdrawal Amount – The guaranteed amount that a Contract Owner can withdraw from the contract before the next Contract Anniversary without reducing the Guaranteed Lifetime Withdrawal Base. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Income Contract – A contract where the Contract Owner began taking guaranteed income payments before separating from the Previous Plan.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Lifetime Withdrawal Percentage – The percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Net Investment Factor – The investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Original Guaranteed Lifetime Withdrawal Base – The Contract Owner's benefit base under the Previous Plan which is used to determine Guaranteed Lifetime Withdrawals under the contract.
Previous Plan – A retirement plan in which the Contract Owner was invested before separating from service, and which provides a right of conversion that preserves the plan's benefit.
2

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
3

4

Table of Contents (continued)
5

Contract Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, or withdrawing Contract Value from the contract.
The first table describes the fees and expenses you will pay at the time the contract is purchased, when Contact Value is withdrawn from the contract, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Fee (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Fee	$30 [2]
Variable Account Annual Expenses (annualized rate of total Variable Account fees as a percentage of the Daily Net Assets):
Mortality and Expense Risk Fee	0.50%
Administrative Fee	0.20%
Variable Account Annual Expenses (assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base)[3]:
Maximum Guaranteed Lifetime Withdrawal Fee	1.20% [4]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Fee if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	For information about how the Current Guaranteed Lifetime Withdrawal Base is calculated, see Guaranteed Lifetime Withdrawals and Spousal Continuation Option.
[4]	Currently, the charge associated with the Guaranteed Lifetime Withdrawal Fee is equal to 1.00% of the Current Guaranteed Lifetime Withdrawal Base.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.58%	1.13%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
The example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes, which, if reflected, would result in higher expenses.
6

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size;
•	the total Variable Account fees associated with the contract (1.90%);[1] and
•	the Current Guaranteed Lifetime Withdrawal Base equals $10,000.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.13%)	$350	$1,065	$1,802	$3,743	*	$1,065	$1,802	$3,743	$350	$1,065	$1,802	$3,743
Minimum Total Underlying Mutual Fund Operating Expenses (0.58%)	$292	$ 894	$1,522	$3,208	*	$ 894	$1,522	$3,208	$292	$ 894	$1,522	$3,208
*	Contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	For purposes of these tables, Nationwide assumes the Current Guaranteed Lifetime Withdrawal Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single owner and his/her beneficiaries. The contracts described in this prospectus are Individual Single Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Roth IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through Nationwide's Customer Solutions Center. A contract is available for purchase when a prospective purchaser separates from service from a Previous Plan and has Previous Plan assets and/or benefits that he or she wishes to transfer to the contract.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. There is no minimum initial purchase payment. However, a minimum Original Guaranteed Lifetime Withdrawal Base of $5,000 is required to purchase a contract. Subsequent purchase payments are not permitted under this contract.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be
7

applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Mortality and Expense Risk Fee
Nationwide deducts a Mortality and Expense Risk Fee equal to an annualized rate of 0.50% of the Daily Net Assets. The Mortality and Expense Risk Fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Fee compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this fee.
Administrative Fee
Nationwide deducts an Administrative Fee equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this fee.
Contract Maintenance Fee
A $30 Contract Maintenance Fee is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Fee from that point forward.
Guaranteed Lifetime Withdrawal Fee
Nationwide deducts an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The fee is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on allocations at the time the fee is deducted by redeeming Accumulation Units. A prorated fee will be deducted upon full surrender of the contract.
The Guaranteed Lifetime Withdrawal Fee compensates Nationwide for investment and longevity risk associated with paying for Guaranteed Lifetime Withdrawals over the life of the Contract Owner regardless of Contract Value. Nationwide may realize a profit from this fee. The Guaranteed Lifetime Withdrawal Fee is only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium
8

taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
The contract contains a standard death benefit (return of Contract Value) at no additional charge.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account fees. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information. Since this annuity contract was not available as of December 31, 2014, there are no Accumulation Unit values available.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Distribution of the Contracts
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
The contracts are available for purchase through Nationwide's Customer Solutions Center. A contract is available for purchase when a prospective purchaser separates from service from a Previous Plan and has Previous Plan assets and/or benefits that he or she wishes to transfer to the contract.
Nationwide may use a portion of the Mortality and Expense Risk Fee and the Administrative Fee to compensate the Nationwide Customer Solutions Center for administrative expenses that the Nationwide Customer Solutions Center incurs in administering the contracts.
9

Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on March 3, 1976 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a
10

material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via phone or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
11

The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, free look rights, annuity payment options, and the Annuitization Date. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years from the Contract Issue Date.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract fees are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are payable on the sale of a contract described in this prospectus.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
12

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features
13

and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Fees and Deductions
Mortality and Expense Risk Fee
Nationwide deducts a Mortality and Expense Risk Fee equal to an annualized rate of 0.50% of the Daily Net Assets. The Mortality and Expense Risk Fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Fee compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this fee.
Administrative Fee
Nationwide deducts an Administrative Fee equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this fee.
Sales Fees
There are no sales fees assessed upon purchase payments or withdrawals from the contract.
Contract Maintenance Fee
A $30 Contract Maintenance Fee is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Fee from that point forward.
14

The deduction of the Contract Maintenance Fee will be taken proportionally from each Sub-Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Fee where it would be discriminatory or unlawful.
Guaranteed Lifetime Withdrawal Fee
Nationwide deducts an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The fee is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on allocations at the time the fee is deducted by redeeming Accumulation Units. A prorated fee will be deducted upon full surrender of the contract.
The Guaranteed Lifetime Withdrawal Fee compensates Nationwide for investment and longevity risk associated with paying for Guaranteed Lifetime Withdrawals over the life of the Contract Owner regardless of Contract Value. Nationwide may realize a profit from this fee. The Guaranteed Lifetime Withdrawal Fee is only assessed prior to annuitization.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Guaranteed Lifetime Withdrawals and Spousal Continuation Option
Guaranteed Lifetime Withdrawals
Guaranteed Lifetime Withdrawals provide for lifetime withdrawals of up to a certain amount (the "Guaranteed Lifetime Withdrawal Amount"), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Guaranteed Lifetime Withdrawal Base by taking early or excess withdrawals. The Guaranteed Lifetime Withdrawal Amount is based upon the Current Guaranteed Lifetime Withdrawal Base.
While the tax treatment of withdrawals under withdrawal benefits such as Guaranteed Lifetime Withdrawals is not clear under federal tax law, Nationwide currently treats these withdrawals as taxable to the extent that the cash value of the contract exceeds the Contract Owner's investment at the time of the withdrawal. Consult a qualified tax advisor.
In exchange for Guaranteed Lifetime Withdrawals, Nationwide will assess an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The Guaranteed Lifetime Withdrawal Fee will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated Guaranteed Lifetime Withdrawal Fee will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the Guaranteed Lifetime Withdrawal Fee is taken.
Withdrawal Start Date
The Withdrawal Start Date is the date the Contract Owner begins taking Guaranteed Lifetime Withdrawals. For Income Contracts, the Withdrawal Start Date is the Contract Issue Date. For Accumulation Contracts, the Withdrawal Start Date is the date the first withdrawal is taken after the Contract Owner turns age 65.
Determination of the Current Guaranteed Lifetime Withdrawal Base Prior to the Withdrawal Start Date
On the Contract Issue Date, the Original Guaranteed Lifetime Withdrawal Base is equal to the benefit base that is transferred to the contract from the Previous Plan. Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Guaranteed Lifetime Withdrawal Base.
Note: This section is not applicable to Income Contracts – those contracts where the Contract Owner started lifetime withdrawals before separating from service from the Previous Plan. Contract Owners who started lifetime withdrawals before separating from service from the Previous Plan should see Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date for details on how their Current Guaranteed Lifetime Withdrawal Base may change after the Contract Issue Date.
15

There are several ways that the Current Guaranteed Lifetime Withdrawal Base can change prior to the Withdrawal Start Date:
1.	The Annual Lifetime Withdrawal Benefit Base Review. The Guaranteed Lifetime Withdrawal feature contains an anniversary step-up feature (the "Annual Lifetime Withdrawal Benefit Base Review") where if, on any Contract Anniversary, the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, Nationwide will automatically increase the Current Guaranteed Lifetime Withdrawal Base to equal that Contract Value.
Note: Since the Guaranteed Lifetime Withdrawal Fee is calculated based on the Current Guaranteed Lifetime Withdrawal Base, increases to the Current Guaranteed Lifetime Withdrawal Base will result in higher contract fees. Under the Annual Lifetime Withdrawal Benefit Base Review feature, the Contract Owner agrees to pay the larger fee.
The Contract Owner can cancel the automatic Annual Lifetime Withdrawal Benefit Base Review by contacting the Service Center.
2.	Early Withdrawals from the Contract. An early withdrawal is any withdrawal taken from the contract prior to the Withdrawal Start Date, that is, any withdrawal taken before the Contract Owner turns age 65. Early withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where:
(a)	= the dollar amount of the early withdrawal; and
(b)	= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where:
A	= the dollar amount of the early withdrawal;
B	= the Contract Value on the date of the early withdrawal; and
C	= the Current Guaranteed Lifetime Withdrawal Base on the date of the early withdrawal.
Note: When an early withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an early withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example of early withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base.
At the time of the early withdrawal:
Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Withdrawal Amount=$15,000
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $500,000) x $450,000=$13,500
After the early withdrawal:
Contract Value ($500,000 - $15,000)=$485,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $15,000)=$435,000
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the early withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
16

Withdrawal Amount=$15,000
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $400,000) x $450,000=$16,875
After the early withdrawal:
Contract Value ($400,000 - $15,000)=$385,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $16,875)=$433,125
Lifetime Withdrawal Percentage
The Lifetime Withdrawal Percentage is the percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base. The Lifetime Withdrawal Percentage is the lifetime withdrawal percentage that is transferred to the contract from the Contract Owner's Previous Plan.
Guaranteed Lifetime Withdrawals
Contract Owners of Income Contracts may continue to take Guaranteed Lifetime Withdrawals after the Withdrawal Start Date (the Contract Issue Date). At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization.
Contract Owners of Accumulation Contracts may, at any time after they reach age 65, begin taking Guaranteed Lifetime Withdrawals by taking a withdrawal from the contract. The first withdrawal after the Contract Owner reaches age 65 constitutes the first Guaranteed Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. The date of that withdrawal is that Contract Owner's Withdrawal Start Date. At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization.
For both Income Contracts and Accumulation Contracts, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in and will only change if one of the events in the Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date provision occurs.
On the Withdrawal Start Date and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Guaranteed Lifetime Withdrawal Base to determine the benefit amount (the "Guaranteed Lifetime Withdrawal Amount") for that year. The Guaranteed Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Guaranteed Lifetime Withdrawal Base. The ability to withdraw the Guaranteed Lifetime Withdrawal Amount each year will continue until the earlier of a full surrender of the contract, a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0, the Annuitant's death (or if the Spousal Continuation Option is elected, the death of the last survivor of the Annuitant and Contingent Annuitant), or annuitization.
Although withdrawals up to the Guaranteed Lifetime Withdrawal Amount do not reduce the Current Guaranteed Lifetime Withdrawal Base, they do reduce the Contract Value.
Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date
As indicated previously, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in. However, there are ways that the Current Guaranteed Lifetime Withdrawal Base can change after the first Guaranteed Lifetime Withdrawal:
1.	The Annual Lifetime Withdrawal Benefit Base Review. The Annual Lifetime Withdrawal Benefit Base Review continues to apply after the first Guaranteed Lifetime Withdrawal. The feature works exactly the same as prior to the first Guaranteed Lifetime Withdrawal (see Determination of the Current Guaranteed Lifetime Withdrawal Base Prior to the Withdrawal Start Date).
2.	Excess Withdrawals from the Contract. Excess withdrawals are any withdrawals taken after the Withdrawal Start
17

Date that, during any Contract Year, exceed the Guaranteed Lifetime Withdrawal Amount. Excess withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where:
(a)	= the dollar amount of the excess withdrawal (the amount withdrawn during any Contract Year in excess of the Guaranteed Lifetime Withdrawal Amount); and
(b)	= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where:
A	= the dollar amount of the excess withdrawal;
B	= the Contract Value (which will be reduced by any Guaranteed Lifetime Withdrawal Amount) on the date of the excess withdrawal; and
C	= the Current Guaranteed Lifetime Withdrawal Base on the date of the excess withdrawal.
Note: When an excess withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an excess withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example of excess withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$7,500
Proportional amount ($7,500 ÷ $477,500) x $450,000=$7,068
After the excess withdrawal:
Contract Value ($500,000 - $30,000)=$470,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $7,500)=$442,500
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$7,500
Proportional amount ($7,500 ÷ $377,500) x $450,000=$8,940
After the excess withdrawal:
18

Contract Value ($400,000 - $30,000)=$370,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $8,940)=$441,060
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Guaranteed Lifetime Withdrawal Amount without reducing the Current Guaranteed Lifetime Withdrawal Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege is not available for contracts issued as IRAs that are taken over, upon a Contract Owner's death, by a non-spouse. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA; and
(3)	submit a completed administrative form to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, any withdrawal in excess of the Guaranteed Lifetime Withdrawal Amount will reduce the Current Guaranteed Lifetime Withdrawal Base.
If, after the Withdrawal Start Date, the Contract Value is $0, but the Current Guaranteed Lifetime Withdrawal Base is greater than $0, the Contract Owner is permitted to continue to take withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount. If, after the Withdrawal Start Date, both the Contract Value and the Current Guaranteed Lifetime Withdrawal Base are $0, the contract terminates.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Guaranteed Lifetime Withdrawal Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Guaranteed Lifetime Withdrawal Amount, and only the amount in excess of the Guaranteed Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base.
This means that early withdrawals will have a greater overall negative impact on the Current Guaranteed Lifetime Withdrawal Base than excess withdrawals, because early withdrawals will impact the Current Guaranteed Lifetime Withdrawal Base in their entirety, where excess withdrawals will only impact the Current Guaranteed Lifetime Withdrawal Base by the amount of the withdrawal that was in excess of the Guaranteed Lifetime Withdrawal Amount.
Settlement Options
If, after beginning Guaranteed Lifetime Withdrawals, a Contract Owner's Contract Value falls to $0 (thus, there is nothing to annuitize) and there is still a positive Current Guaranteed Lifetime Withdrawal Base, Nationwide will provide the Contract Owner with a notification describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can continue to take annual withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount until the death of the Annuitant;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options listed above each result in a different amount ultimately received under the Guaranteed Lifetime Withdrawals feature. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age-Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election. Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner does not make an election within 60
19

days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the Guaranteed Lifetime Withdrawal Amount.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Guaranteed Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed in the following table:
Contract Owner's Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0
For contracts that have elected the Spousal Continuation Option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the age, sex, and health of the Contract Owner. Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount as of the date that Nationwide received all of the necessary information is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option. Such information must be submitted by the Contract Owner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.
Termination of Guaranteed Lifetime Withdrawals
Upon annuitization of the contract, the Guaranteed Lifetime Withdrawal Fee will no longer be assessed and all benefits associated with Guaranteed Lifetime Withdrawals will terminate. Additionally, the benefits associated with the option terminate upon the Annuitant's death (unless the Spousal Continuation Option was also elected), a full surrender of the contract, or a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0.
Spousal Continuation Option
The Spousal Continuation Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Guaranteed Lifetime Withdrawals. This feature is beneficial in that it provides the security of ensuring that both spouses have access to the Guaranteed Lifetime Withdrawals for the duration of both their lives.
There is no fee associated with the Spousal Continuation Option; however, if the Spousal Continuation Option is elected, the Lifetime Withdrawal Percentage may be reduced which will result in a smaller Guaranteed Lifetime Withdrawal Amount.
For Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit, the Spousal Continuation Option is automatically elected at the time of application for this contract and no reduction will be applied to the Lifetime Withdrawal Percentage. Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit cannot remove the Spousal Continuation Option under this contract.
For Contract Owners of Income Contracts who declined the Previous Plan's spousal benefit, the Spousal Continuation Option is not available for election under this contract.
20

For Contract Owners of Accumulation Contracts, the Spousal Continuation Option is available for election at the time of application, subject to the conditions listed below. In exchange for the Spousal Continuation Option, the Lifetime Withdrawal Percentage will be reduced by a factor that is determined by the age of the spouse when the Contract Owner reaches age 65 (see Appendix D: Spousal Continuation Option Calculation for the applicable reduction factors and sample calculations).
The Spousal Continuation Option is available to the Contract Owners of Accumulation Contracts, provided that the following conditions are satisfied:
(1)	The Spousal Continuation Option must be elected at the time of application, and the Contract Owner/Annuitant cannot be younger than 40 or older than 90 on the Contract Issue Date.
(2)	After the first Guaranteed Lifetime Withdrawal, the Spousal Continuation Option may not be removed from the contract.
(3)	Only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner/Annuitant.
(4)	Both spouses must be named as beneficiaries.
(5)	No person other than the spouse may be named as Contingent Annuitant. Note: This will affect the timing and payment of the death benefit. No death benefit will be paid until the death of the Contract Owner and his/her spouse.
(6)	The spouse cannot be younger than 40 or older than 90 at the Withdrawal Start Date.
Note: If the contract is annuitized, Guaranteed Lifetime Withdrawals and the Spousal Continuation Option terminate.
Marriage Termination
If, prior to taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Option from the contract. Nationwide will remove the option upon the Contract Owner's written request to the Service Center. If the Spousal Continuation Option is removed from the contract, the Lifetime Withdrawal Percentage will be recalculated to reflect a Lifetime Withdrawal Percentage that is no longer reduced by the applicable Lifetime Withdrawal Percentage reduction factor. Once the Spousal Continuation Option is removed from the contract, the option may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Option from the contract.
Risks Associated with the Spousal Continuation Option
There are situations where a Contract Owner who elects the Spousal Continuation Option will not receive the benefits associated with the option. This will occur if:
(1)	the spouse (the Contingent Annuitant) dies before you;
(2)	the contract is annuitized; or
(3)	after the Withdrawal Start Date, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Spousal Continuation Option, but he/she will continue to receive a reduced Lifetime Withdrawal Percentage.
Ownership and Interests in the Contract
Contract Owner/Annuitant
The Contract Owner and the Annuitant must be the same person for contracts described in this prospectus. The Contract Owner/Annuitant has all rights under the contract and is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. The death of the Contract Owner/Annuitant will also trigger the death benefit (unless a Contingent Annuitant is named). The Contract Owner/Annuitant must be between the ages of 40 and 90 on the Contract Issue Date, unless Nationwide approves a request for a Contract Owner/Annuitant of lesser or greater age.
21

Contingent Annuitant
If the Contract Owner/Annuitant dies before the Annuitization Date, the Contingent Annuitant replaces the Contract Owner/Annuitant and becomes the new determining life for Guaranteed Lifetime Withdrawals, annuity payments, and any death benefit. The Contingent Annuitant must be between the ages of 40 and 90 at the Withdrawal Start Date, unless Nationwide approves a request for a Contingent Annuitant of lesser or greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Contract Owner/Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Contract Owner/Annuitant and Contingent Annuitant.
If the Spousal Continuation Option is elected, the Contract Owner's spouse must be named as the Contingent Annuitant.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Contract Owner/Annuitant dies before the Annuitization Date and there is no Contingent Annuitant. The Contract Owner/Annuitant can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner/Annuitant can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date, the Contract Owner may request to change the beneficiary or contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Contingent Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
22

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Subsequent Purchase Payments
Subsequent purchase payments are not permitted under this contract.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If fees are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
23

The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account fees, which is equal to 0.70% of the Daily Net Assets.
Note: The Variable Account fees shown above reflect only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other fees that are assessed via the redemption of Accumulation Units (the Guaranteed Lifetime Withdrawal Fee).
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account fees.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing or over the telephone to the Service Center. Nationwide may restrict or withdraw the telephone transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
24

Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract advisors via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
25

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
26

Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
For Accumulation Contracts, withdrawals taken before the Withdrawal Start Date (also known as early withdrawals) negatively impact the Current Guaranteed Lifetime Withdrawal Base. Additionally, for both Accumulation Contracts and Income Contracts, withdrawals after the Withdrawal Start Date that are in excess of the Guaranteed Lifetime Withdrawal Amount (also known as excess withdrawals) will also negatively impact the Current Guaranteed Lifetime Withdrawal Base. Finally, for Accumulation Contracts, the first withdrawal taken from the contract after the Contract Owner reaches age 65 constitutes the Withdrawal Start Date (see Guaranteed Lifetime Withdrawals and Spousal Continuation Option).
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay these fees are subject to the provisions of the contract (may reduce the Current Guaranteed Lifetime Withdrawal Base) and may be subject to income tax and/or tax penalties. Note: For Accumulation Contracts, the first withdrawal taken from the contract after the Contract Owner reaches age 65 establishes the Withdrawal Start Date even if it is taken to pay investment advisory fees (see Guaranteed Lifetime Withdrawals and Spousal Continuation Option).
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account fees
•	underlying mutual fund fees
•	the investment performance of the underlying mutual funds
27

•	a prorated Guaranteed Lifetime Withdrawal Fee
•	a $30 Contract Maintenance Fee (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contract rights are personal to the Contract Owner and may not be assigned.
Contract Owner Services
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner/Annuitant
If a Contract Owner/Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a Contingent Annuitant is named. If a Contingent Annuitant is named then no death benefit is payable until the death of both the Contract Owner/Annuitant and the Contingent Annuitant. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's
28

proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death and Spousal Continuation Option
If the Spousal Continuation Option is elected, no death benefit is payable until both spouses die. After the death of the first spouse, the surviving spouse will continue to receive Guaranteed Lifetime Withdrawals until their death or annuitization.
Death Benefit Calculation
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 70½.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday unless approved by Nationwide.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
An election to begin annuity payments will terminate all benefits, conditions, guarantees, and fees associated with Guaranteed Lifetime Withdrawals.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
29

Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
30

(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account fees, which is equal to 0.70% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
31

Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
32

Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
33

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-02716
Securities Act of 1933 Registration File No. 333-176908
34

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
DEF:	This Sub-Account is not available for election as an investment option. It is included under this contract solely as a default investment option in certain circumstances (see Right to Examine and Cancel and Death Benefit).
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
35

Appendix B: Condensed Financial Information
Because the contracts described in this prospectus have not been previously made available for sale, there are no Accumulation Unit values for the year ending December 31, 2014. The Statement of Additional Information is available free of charge by contacting the Service Center.
36

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers
37

between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs
Distributions from IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
38

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
39

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
40

Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest
41

life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for IRAs and Roth IRAs
Distributions from IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.
If the contract owner's entire interest in IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's
42

remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
43

Appendix D: Spousal Continuation Option Calculation
The following table provides the Lifetime Withdrawal Percentage reduction factors that are applicable when a Contract Owner elects the Spousal Continuation Option.
Age of Spouse when Contract Owner reaches age 65	Percent multiplied by the Lifetime Withdrawal Percentage
40	47%
41	48%
42	49%
43	49%
44	49%
45	49%
46	50%
47	52%
48	53%
49	55%
50	57%
51	58%
52	60%
53	61%
54	63%
55	64%
56	66%
57	67%
58	69%
59	70%
60	72%
61	73%
62	75%
63	76%
64	78%
65	79%
66	81%
67	82%
68	83%
69	85%
70	86%
71	87%
72	88%
44

Example of the calculation of the Lifetime Withdrawal Percentage when the Spousal Continuation Option is elected:
In this example, the Contract Owner transfers his/her Previous Plan's assets to this contract and elects the Spousal Continuation Option at the time of application:
Lifetime Withdrawal Percentage=*6.5%
Spouse's Age when the Contract Owner reaches age 65=55
Reduction factor from the above table=64%
The Lifetime Withdrawal Percentage is multiplied by the reduction factor resulting in a reduced Lifetime Withdrawal Percentage, as follows:
6.5% x 64%=4.16%
Therefore, the Contract Owner's Lifetime Withdrawal Percentage would be 4.16% if he/she elected the Spousal Continuation Option.
*	The Lifetime Withdrawal Percentage is a hypothetical percentage for the purposes of this example.
45

Nationwide DestinationSM Income Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015
Individual Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2015. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
No commissions are payable on the sale of a contract described in the prospectus.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
2

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Equity and Income Fund - Class A (VKEIA)
30,250 shares (cost $282,463)	$313,390
Growth and Income Fund - Class A (VKGIA)
42,505 shares (cost $894,791)	1,128,078
Invesco Mid Cap Growth Fund - Class A (VKGA)
124,492 shares (cost $4,245,076)	4,568,857
Aberdeen Small Cap Fund - Class A (PRSCA)
66,579 shares (cost $904,229)	1,646,502
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
50,417 shares (cost $525,369)	491,065
U.S. Equity Fund - Institutional Service Class (ADUES)
123,470 shares (cost $1,159,714)	1,658,197
International Growth Fund: Class A (TCIGA)
6,032 shares (cost $61,122)	73,102
International Growth Fund - Investor Class (TCIGR)
40,333 shares (cost $401,487)	484,805
Growth Fund - Investor Class (TCG)
198,924 shares (cost $5,026,771)	5,723,043
Income & Growth Fund - Class A (ACIGA)
46,430 shares (cost $1,266,311)	1,755,507
Income & Growth Fund - Investor Class (IGF)
90,415 shares (cost $2,553,755)	3,422,216
Short-Term Government Fund - Investor Class (BSTG)
147,518 shares (cost $1,439,442)	1,422,074
Ultra(R) Fund - Investor Class (TCUL)
202,500 shares (cost $5,208,552)	7,044,972
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
225,151 shares (cost $955,192)	907,360
Appreciation Fund, Inc. (DAF)
54,022 shares (cost $2,116,574)	2,912,305
Balanced Opportunity Fund - Class Z (DPBOZ)
38,331 shares (cost $636,403)	801,884
Dreyfus S&P 500 Index Fund (DSPI)
240,082 shares (cost $9,201,728)	12,412,255
Intermediate Term Income Fund - Class A (DPITIA)
124,668 shares (cost $1,651,327)	1,734,129
Opportunistic Small Cap Fund (DROSC)
4,206 shares (cost $148,378)	128,997
Third Century Fund, Inc. - Class Z (DTC)
59,811 shares (cost $709,356)	851,108
Bond Fund - Class F Shares (FBDF)
189,326 shares (cost $1,791,996)	1,792,913
Equity Income Fund, Inc. - Class F Shares (FEQIF)
1,458 shares (cost $29,100)	34,792
High Yield Trust (FHYT)
471,334 shares (cost $3,008,436)	3,162,652
Intermediate Corporate Bond Fund - Service Shares (FIIF)
86,486 shares (cost $839,993)	821,618
Advisor Balanced Fund - Class A (FABA)
6,683 shares (cost $98,882)	127,983
Advisor Balanced Fund - Class T (FAB)
96,003 shares (cost $1,584,699)	1,856,703

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNER’S EQUITY

December 31, 2014

Advisor Equity Growth Fund - Class A (FAEGA)
8,570 shares (cost $429,204)	$792,540
Advisor Equity Income Fund - Class A (FAEIA)
63,354 shares (cost $1,493,471)	2,086,239
Advisor Equity Income Fund - Class T (FAEI)
53,182 shares (cost $1,339,043)	1,781,053
Advisor Growth Opportunities Fund - Class A (FAGOA)
9,634 shares (cost $312,834)	608,186
Advisor Growth Opportunities Fund - Class T (FAGO)
43,679 shares (cost $1,744,594)	2,758,344
Advisor High Income Advantage Fund - Class T (FAHY)
57,475 shares (cost $521,064)	617,854
Advisor Overseas Fund - Class A (FAOA)
40 shares (cost $646)	834
Asset Manager 50% (FAM)
88,621 shares (cost $1,368,825)	1,510,095
Balance Sheet Investment Fund - Class A (FRBSI)
39,069 shares (cost $1,686,981)	1,702,617
Foreign Fund - Class A (TFF)
150,592 shares (cost $754,796)	1,049,627
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
151,400 shares (cost $3,286,211)	4,434,511
Small-Mid Cap Growth Fund - Class A (FSCG)
30,006 shares (cost $960,385)	1,084,708
Real Estate Fund - Class A (AREA)
35,657 shares (cost $876,765)	943,493
Small Cap Growth Fund - Investor Class (ASCGI)
9,789 shares (cost $317,191)	365,504
Balanced Fund: Class S (JBS)
39,563 shares (cost $1,077,415)	1,208,656
Class T (JF)
109,558 shares (cost $2,984,284)	4,062,425
Overseas Fund: Class S (JOS)
3,721 shares (cost $130,910)	117,002
Twenty Fund: Class T (JTF)
279,964 shares (cost $16,164,893)	16,372,319
Global Research Fund - Class T (JWF)
31,290 shares (cost $1,171,941)	1,993,204
Global Research Fund - Class S (JWS)
4,317 shares (cost $174,211)	279,459
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
235,412 shares (cost $3,268,590)	3,149,813
MFS Strategic Income Fund - Class A (MSI)
190,444 shares (cost $1,277,618)	1,258,837
Bond Fund - Institutional Service Class (NBF)
132,966 shares (cost $1,293,517)	1,296,420
Bond Index Fund - Class A (NBIXA)
32,207 shares (cost $371,331)	361,690
Nationwide Fund: Class A (NFA)
53,363 shares (cost $776,758)	1,173,458
Nationwide Fund - Institutional Service Class (NF)
138,088 shares (cost $1,858,087)	2,992,357
Government Bond Fund - Institutional Service Class (NGBF)
226,744 shares (cost $2,385,154)	2,319,587
Nationwide Growth Fund - Institutional Class (NGF)
32,545 shares (cost $244,526)	353,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNER’S EQUITY

December 31, 2014

International Index Fund - Class A (NIIXA)
458 shares (cost $2,790)	$3,535
Investor Destinations Aggressive Fund - Service Class (IDAS)
125,382 shares (cost $1,017,024)	1,369,175
Investor Destinations Conservative Fund - Service Class (IDCS)
73,572 shares (cost $753,166)	750,430
Investor Destinations Moderate Fund - Service Class (IDMS)
384,514 shares (cost $3,537,762)	4,148,903
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
319,057 shares (cost $2,725,402)	3,563,871
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
101,403 shares (cost $1,015,716)	1,057,636
Mid Cap Market Index Fund - Class A (NMCIXA)
48,675 shares (cost $743,401)	907,299
Money Market Fund - Prime Shares (MMF)
7,097,705 shares (cost $7,097,705)	7,097,705
Money Market Fund - Service Class (MMFR)
3,260,487 shares (cost $3,260,487)	3,260,487
Nationwide Growth Fund - Class A (NGFA)
65,530 shares (cost $657,976)	683,482
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
136,109 shares (cost $1,314,809)	1,759,894
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
58,074 shares (cost $610,979)	605,710
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
234,433 shares (cost $2,646,021)	3,132,031
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
249,203 shares (cost $2,656,615)	3,456,445
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
80,616 shares (cost $872,126)	959,331
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
19,483 shares (cost $210,681)	214,703
S&P 500 Index Fund - Service Class (NIXR)
218,621 shares (cost $2,497,466)	3,296,812
Small Cap Index Fund - Class A (NSCIXA)
34,493 shares (cost $374,790)	514,291
Templeton NVIT International Value Fund - Class III (NVTIV3)
21,942 shares (cost $302,261)	266,162
Genesis Fund - Trust Class (NBGST)
141,797 shares (cost $6,704,171)	8,400,047
Guardian Fund - Investor Class (NBGF)
91,207 shares (cost $1,377,277)	1,670,916
Guardian Fund - Trust Class (NBGT)
14,935 shares (cost $186,164)	192,805
Large Cap Value Fund: Investor Class (PF)
100,681 shares (cost $2,704,363)	3,049,641
Large Cap Value Fund: Trust Class (NBPT)
7,876 shares (cost $165,316)	163,113
Short Duration Bond Fund - Investor Class (NLMB)
66,880 shares (cost $532,359)	528,350
Socially Responsive Fund - Trust Class (NBSRT)
71,574 shares (cost $1,338,193)	1,525,967
Capital Appreciation Fund- Class A (OCAF)
19,841 shares (cost $818,893)	1,177,160
Global Fund- Class A (OGF)
55,458 shares (cost $3,370,760)	4,215,942

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNER’S EQUITY

December 31, 2014

Global Strategic Income Fund - Class A (OSI)
136,722 shares (cost $589,433)	$553,725
PIMCO Total Return Fund - Class A (PMTRA)
225,598 shares (cost $2,496,143)	2,404,873
VP International Fund - Class IV (ACVI4)
122,674 shares (cost $930,566)	1,223,064
Capital & Income Fund (FCI)
35,208 shares (cost $301,173)	340,816
Equity-Income Fund (FEI)
103,007 shares (cost $5,170,513)	6,115,548
High Income Portfolio - Initial Class (FHIP)
477 shares (cost $2,649)	2,631
Magellan(R) Fund (FMG)
86,580 shares (cost $7,510,481)	8,010,411
Puritan Fund (FPR)
277,762 shares (cost $5,315,353)	5,969,100
VIP Overseas Portfolio - Service Class 2 R (FO2R)
97,505 shares (cost $1,587,064)	1,789,209
Templeton Foreign Securities Fund - Class 2 (TIF2)
154,903 shares (cost $2,711,002)	2,331,288
Global Securities Fund/VA - Service Class (OVGSS)
126,241 shares (cost $5,104,027)	4,937,290
Putnam Voyager Fund: Class A (PVF)
6,165 shares (cost $152,892)	186,861
Putnam International Equity Fund - Class A (PUIGA)
214 shares (cost $4,839)	4,835
Virtus Balanced Fund: Class A (PBF)
75,080 shares (cost $1,064,935)	1,119,442
Advisors Small Cap Fund - Class A (WRASCA)
31,540 shares (cost $494,900)	525,774
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)
105,476 shares (cost $2,118,584)	2,475,518
Advantage Funds - Enterprise Fund - Investor Class (SE)
3,827 shares (cost $146,954)	165,989
Advantage Growth Fund - Investor Class (SGR)
24,361 shares (cost $998,623)	1,108,913
Advantage - Large Cap Core - Investor Class (WFLCCI)
12,228 shares (cost $165,310)	187,454
Advantage Large Cap Growth Fund - Investor Class (STR)
50,704 shares (cost $1,556,650)	2,343,046
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
59,386 shares (cost $706,217)	815,960

Total Investments	$214,534,695

Accounts Receivable-High Income Portfolio - Initial Class (FHIP)	6
Accounts Receivable-International Index Fund - Class A (NIIXA)	2

Accounts Payable-Advisor Overseas Fund - Class A (FAOA)	(5)
Accounts Payable-Putnam International Equity Fund - Class A (PUIGA)	(3)
Other Accounts Payable	(1,895)

$214,532,800

Contract Owners’ Equity:
Accumulation units	214,531,447
Contracts in payout (annuitization) period (note 1f)	1,353

Total Contract Owners’ Equity (note 5)	$214,532,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Reinvested dividends	$	2,818,577	7,777	21,319	-	-	11,940	17,197	639
Mortality and expense risk charges (note 2)		(2,767,003)	(3,868)	(14,217)	(59,447)	(20,373)	(7,277)	(21,713)	(1,110)

Net investment income (loss)		51,574	3,909	7,102	(59,447)	(20,373)	4,663	(4,516)	(471)

Realized gain (loss) on investments		9,451,337	1,248	190,546	146,570	68,209	531	85,464	10,536
Change in unrealized gain (loss) on investments		(11,469,163)	(9,178)	(196,996)	(198,822)	36,782	(18,266)	(75,249)	(21,015)

Net gain (loss) on investments		(2,017,826)	(7,930)	(6,450)	(52,252)	104,991	(17,735)	10,215	(10,479)

Reinvested capital gains		13,321,333	25,841	97,698	405,777	-	-	97,906	4,380

Net increase (decrease) in contract owners’ equity resulting from operations	$	11,355,081	21,820	98,350	294,078	84,618	(13,072)	103,605	(6,570)

Investment Activity:		TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Reinvested dividends	$	5,121	15,667	32,133	68,680	6,353	22,686	59,049	48,336
Mortality and expense risk charges (note 2)		(6,831)	(74,888)	(20,892)	(42,957)	(18,823)	(89,608)	(13,386)	(37,109)

Net investment income (loss)		(1,710)	(59,221)	11,241	25,723	(12,470)	(66,922)	45,663	11,227

Realized gain (loss) on investments		16,653	402,615	26,068	55,291	(1,289)	178,521	21,389	66,882
Change in unrealized gain (loss) on investments		(78,757)	(939,961)	57,499	90,253	14	(25,638)	(92,549)	13,527

Net gain (loss) on investments		(62,104)	(537,346)	83,567	145,544	(1,275)	152,883	(71,160)	80,409

Reinvested capital gains		29,192	1,131,994	89,693	174,209	-	477,249	12,807	101,086

Net increase (decrease) in contract owners’ equity resulting from operations	$	(34,622)	535,427	184,501	345,476	(13,745)	563,210	(12,690)	192,722

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT
Reinvested dividends	$	7,961	187,581	28,189	-	6,843	80,292	705	172,230
Mortality and expense risk charges (note 2)		(10,212)	(156,582)	(18,709)	(1,467)	(8,952)	(24,700)	(567)	(41,184)

Net investment income (loss)		(2,251)	30,999	9,480	(1,467)	(2,109)	55,592	138	131,046

Realized gain (loss) on investments		23,797	404,088	20,357	3,031	67,610	44,138	7,284	138,657
Change in unrealized gain (loss) on investments		(33,358)	262,150	5,279	(20,878)	(80,809)	(13,659)	(7,485)	(160,956)

Net gain (loss) on investments		(9,561)	666,238	25,636	(17,847)	(13,199)	30,479	(201)	(22,299)

Reinvested capital gains		60,211	629,768	8,631	19,460	93,372	-	2,037	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	48,399	1,327,005	43,747	146	78,064	86,071	1,974	108,747

Investment Activity:		FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO
Reinvested dividends	$	26,310	1,361	13,986	-	48,670	36,234	-	-
Mortality and expense risk charges (note 2)		(8,266)	(1,480)	(20,941)	(9,993)	(26,648)	(23,195)	(7,115)	(33,436)

Net investment income (loss)		18,044	(119)	(6,955)	(9,993)	22,022	13,039	(7,115)	(33,436)

Realized gain (loss) on investments		(9,686)	361	9,545	33,111	12,914	20,926	44,258	146,655
Change in unrealized gain (loss) on investments		6,320	1,981	19,338	49,371	49,378	33,321	20,492	129,400

Net gain (loss) on investments		(3,366)	2,342	28,883	82,482	62,292	54,247	64,750	276,055

Reinvested capital gains		1,081	7,684	103,667	-	57,106	47,282	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	15,759	9,907	125,595	72,489	141,420	114,568	57,635	242,619

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA
Reinvested dividends	$	26,356	1	24,233	5,527	29,966	133,449	-	8,006
Mortality and expense risk charges (note 2)		(8,347)	(31)	(20,572)	(22,719)	(15,664)	(59,958)	(13,385)	(11,406)

Net investment income (loss)		18,009	(30)	3,661	(17,192)	14,302	73,491	(13,385)	(3,400)

Realized gain (loss) on investments		2,779	274	23,992	109,688	61,117	55,079	25,434	53,684
Change in unrealized gain (loss) on investments		(4,822)	(444)	(58,536)	(353,029)	(252,454)	146,898	(132,565)	129,110

Net gain (loss) on investments		(2,043)	(170)	(34,544)	(243,341)	(191,337)	201,977	(107,131)	182,794

Reinvested capital gains		574	-	97,057	248,833	32,878	-	187,713	38,261

Net increase (decrease) in contract owners’ equity resulting from operations	$	16,540	(200)	66,174	(11,700)	(144,157)	275,468	67,197	217,655

Investment Activity:		ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC
Reinvested dividends	$	-	20,930	59,789	620	220,191	18,555	1,814	-
Mortality and expense risk charges (note 2)		(4,930)	(14,706)	(50,660)	(1,871)	(207,879)	(26,721)	(3,403)	(38,272)

Net investment income (loss)		(4,930)	6,224	9,129	(1,251)	12,312	(8,166)	(1,589)	(38,272)

Realized gain (loss) on investments		76,695	64,417	265,899	(24,002)	807,183	100,654	20,359	218,957
Change in unrealized gain (loss) on investments		(102,532)	(38,131)	(582,473)	3,526	(1,884,065)	23,221	(2,589)	(614,707)

Net gain (loss) on investments		(25,837)	26,286	(316,574)	(20,476)	(1,076,882)	123,875	17,770	(395,750)

Reinvested capital gains		59,861	47,876	731,900	-	2,230,578	-	-	701,866

Net increase (decrease) in contract owners’ equity resulting from operations	$	29,094	80,386	424,455	(21,727)	1,166,008	115,709	16,181	267,844

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA
Reinvested dividends	$	55,862	45,686	7,476	10,924	33,918	36,857	1,612	111
Mortality and expense risk charges (note 2)		(17,595)	(16,683)	(4,698)	(14,662)	(36,776)	(30,051)	(4,589)	(42)

Net investment income (loss)		38,267	29,003	2,778	(3,738)	(2,858)	6,806	(2,977)	69

Realized gain (loss) on investments		56,698	14,213	(1,207)	38,614	158,107	(26,718)	24,346	37
Change in unrealized gain (loss) on investments		(65,671)	(19,578)	9,089	81,595	130,787	85,792	(40,592)	(367)

Net gain (loss) on investments		(8,973)	(5,365)	7,882	120,209	288,894	59,074	(16,246)	(330)

Reinvested capital gains		-	14,468	3,943	-	-	-	63,954	12

Net increase (decrease) in contract owners’ equity resulting from operations	$	29,294	38,106	14,603	116,471	286,036	65,880	44,731	(249)

Investment Activity:		IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR
Reinvested dividends	$	23,849	12,962	73,685	62,850	18,522	7,376	1	(1)
Mortality and expense risk charges (note 2)		(18,480)	(9,425)	(54,452)	(45,987)	(13,740)	(11,533)	(97,136)	(40,867)

Net investment income (loss)		5,369	3,537	19,233	16,863	4,782	(4,157)	(97,135)	(40,868)

Realized gain (loss) on investments		114,295	5,059	5,592	61,285	35,525	123,908	-	-
Change in unrealized gain (loss) on investments		(137,666)	5,187	(62,487)	(105,611)	(35,448)	(105,985)	-	-

Net gain (loss) on investments		(23,371)	10,246	(56,895)	(44,326)	77	17,923	-	-

Reinvested capital gains		60,900	4,883	150,053	136,250	22,717	58,709	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	42,898	18,666	112,391	108,787	27,576	72,475	(97,135)	(40,868)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR
Reinvested dividends	$	1,070	28,651	10,359	52,598	57,667	16,966	4,063	46,251
Mortality and expense risk charges (note 2)		(7,537)	(22,299)	(5,463)	(39,410)	(43,104)	(12,256)	(2,521)	(41,355)

Net investment income (loss)		(6,467)	6,352	4,896	13,188	14,563	4,710	1,542	4,896

Realized gain (loss) on investments		35,271	44,364	1,459	88,957	111,564	31,431	7,557	335,771
Change in unrealized gain (loss) on investments		(86,144)	9,186	(6,422)	11,682	(10,281)	(23,313)	(25,601)	(100,140)

Net gain (loss) on investments		(50,873)	53,550	(4,963)	100,639	101,283	8,118	(18,044)	235,631

Reinvested capital gains		127,287	-	11,405	-	-	17,696	10,463	121,136

Net increase (decrease) in contract owners’ equity resulting from operations	$	69,947	59,902	11,338	113,827	115,846	30,524	(6,039)	361,663

Investment Activity:		NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB
Reinvested dividends	$	3,610	10,815	4,646	11,534	1,580	25,237	1,660	7,441
Mortality and expense risk charges (note 2)		(6,439)	(3,936)	(112,168)	(21,304)	(2,217)	(41,966)	(2,512)	(8,018)

Net investment income (loss)		(2,829)	6,879	(107,522)	(9,770)	(637)	(16,729)	(852)	(577)

Realized gain (loss) on investments		53,361	14,906	412,592	3,266	(1,081)	39,035	888	9,787
Change in unrealized gain (loss) on investments		(68,958)	(63,652)	(1,122,240)	(74,781)	(16,274)	(91,670)	(8,650)	(14,156)

Net gain (loss) on investments		(15,597)	(48,746)	(709,648)	(71,515)	(17,355)	(52,635)	(7,762)	(4,369)

Reinvested capital gains		33,909	11,550	640,712	206,941	32,175	349,753	25,909	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	15,483	(30,317)	(176,458)	125,656	14,183	280,389	17,295	(4,946)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI
Reinvested dividends	$	14,799	-	34,946	34,296	89,909	21,655	15,036	158,551
Mortality and expense risk charges (note 2)		(18,667)	(13,123)	(56,748)	(9,055)	(30,555)	(17,811)	(4,702)	(79,451)

Net investment income (loss)		(3,868)	(13,123)	(21,802)	25,241	59,354	3,844	10,334	79,100

Realized gain (loss) on investments		118,561	35,279	164,474	(23,072)	(34,312)	9,483	11,558	63,391
Change in unrealized gain (loss) on investments		(202,426)	(40,966)	(305,415)	17,709	31,092	(106,790)	(17,886)	19,949

Net gain (loss) on investments		(83,865)	(5,687)	(140,941)	(5,363)	(3,220)	(97,307)	(6,328)	83,340

Reinvested capital gains		220,095	159,352	200,916	-	18,753	-	12,667	263,070

Net increase (decrease) in contract owners’ equity resulting from operations	$	132,362	140,542	38,173	19,878	74,887	(93,463)	16,673	425,510

Investment Activity:		FHIP	FMG	FPR	FO2R	TIF2	OVGSS	PVF	PUIGA
Reinvested dividends	$	156	57,398	94,157	21,545	49,195	46,469	739	46
Mortality and expense risk charges (note 2)		(34)	(101,216)	(76,560)	(24,855)	(22,702)	(45,768)	(2,403)	(73)

Net investment income (loss)		122	(43,818)	17,597	(3,310)	26,493	701	(1,664)	(27)

Realized gain (loss) on investments		3	(17,126)	108,349	91,987	(10,895)	(23,744)	29,318	10
Change in unrealized gain (loss) on investments		(128)	53,592	(21,251)	(284,870)	(379,714)	(166,737)	(34,249)	(409)

Net gain (loss) on investments		(125)	36,466	87,098	(192,883)	(390,609)	(190,481)	(4,931)	(399)

Reinvested capital gains		-	927,142	411,672	503	-	244,500	21,945	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	(3)	919,790	516,367	(195,690)	(364,116)	54,720	15,350	(426)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		PBF	WRASCA	SCS	SE	SGR	WFLCCI	STR	WFAIVD
Reinvested dividends	$	20,651	-	-	-	-	214	-	6,281
Mortality and expense risk charges (note 2)		(12,987)	(8,304)	(33,379)	(2,672)	(13,550)	(1,871)	(29,306)	(10,645)

Net investment income (loss)		7,664	(8,304)	(33,379)	(2,672)	(13,550)	(1,657)	(29,306)	(4,364)

Realized gain (loss) on investments		9,052	34,243	158,451	31,051	86,879	16,773	93,689	17,983
Change in unrealized gain (loss) on investments		(33,503)	(73,073)	(269,921)	(50,535)	(215,894)	5,992	11,405	431

Net gain (loss) on investments		(24,451)	(38,830)	(111,470)	(19,484)	(129,015)	22,765	105,094	18,414

Reinvested capital gains		44,623	43,185	263,572	20,133	154,240	-	99,953	54,659

Net increase (decrease) in contract owners’ equity resulting from operations	$	27,836	(3,949)	118,723	(2,023)	11,675	21,108	175,741	68,709

Investment Activity:		OVGS4	TIF3
Reinvested dividends	$	-	-
Mortality and expense risk charges (note 2)		(23,114)	(11,761)

Net investment income (loss)		(23,114)	(11,761)

Realized gain (loss) on investments		1,942,752	639,829
Change in unrealized gain (loss) on investments		(1,936,974)	(594,160)

Net gain (loss) on investments		5,778	45,669

Reinvested capital gains		-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	(17,336)	33,908

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		Total		VKEIA		VKGIA		VKGA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	51,574	(81,602)	3,909	1,620	7,102	1,303	(59,447)	(30,496)
Realized gain (loss) on investments		9,451,337	6,015,779	1,248	9,810	190,546	54,347	146,570	225,562
Change in unrealized gain (loss) on investments		(11,469,163)	26,544,727	(9,178)	30,973	(196,996)	248,352	(198,822)	412,413
Reinvested capital gains		13,321,333	9,641,312	25,841	13,933	97,698	28,130	405,777	116,245

Net increase (decrease) in contract owners’ equity resulting from operations		11,355,081	42,120,216	21,820	56,336	98,350	332,132	294,078	723,724

Equity transactions:
Purchase payments received from contract owners (note 3)		9,317,774	10,223,527	20,304	20,204	32,578	55,020	159,495	50,111
Transfers between funds		-	-	6,298	11,413	(12,555)	(90,276)	(51,777)	3,715,225
Redemptions (note 3)		(27,649,045)	(29,845,258)	(4,688)	(64,822)	(249,723)	(142,428)	(764,664)	(245,985)
Annuity benefits		(362)	(342)	-	-	-	-	-	-
Contract maintenance charges (note 2)		(159,696)	(171,833)	-	-	-	-	(3,318)	(1,498)
Contingent deferred sales charges (note 2)		(29,238)	(29,720)	-	-	(231)	(384)	(195)	(115)
Adjustments to maintain reserves		(2,107)	2,949	(16)	(15)	(71)	(27)	(421)	5,492

Net equity transactions		(18,522,674)	(19,820,677)	21,898	(33,220)	(230,002)	(178,095)	(660,880)	3,523,230

Net change in contract owners’ equity		(7,167,593)	22,299,539	43,718	23,116	(131,652)	154,037	(366,802)	4,246,954
Contract owners’ equity beginning of period		221,700,393	199,400,854	269,661	246,545	1,259,679	1,105,642	4,935,643	688,689

Contract owners’ equity end of period	$	214,532,800	221,700,393	313,379	269,661	1,128,027	1,259,679	4,568,841	4,935,643

CHANGES IN UNITS:
Beginning units		9,218,170	10,263,240	21,112	23,806	53,893	62,426	165,074	30,739
Units purchased		1,858,513	1,529,613	2,034	2,887	5,489	8,674	11,944	151,083
Units redeemed		(2,215,646)	(2,574,683)	(346)	(5,581)	(14,912)	(17,207)	(33,580)	(16,748)

Ending units		8,861,037	9,218,170	22,800	21,112	44,470	53,893	143,438	165,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		PRSCA		ADGFIS		ADUES		TCIGA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(20,373)	(18,446)	4,663	(145)	(4,516)	(3,808)	(471)	(219)
Realized gain (loss) on investments		68,209	50,117	531	3,540	85,464	42,924	10,536	5,917
Change in unrealized gain (loss) on investments		36,782	456,239	(18,266)	(35,757)	(75,249)	308,366	(21,015)	12,149
Reinvested capital gains		-	-	-	-	97,906	11,831	4,380	2,071

Net increase (decrease) in contract owners’ equity resulting from operations		84,618	487,910	(13,072)	(32,362)	103,605	359,313	(6,570)	19,918

Equity transactions:
Purchase payments received from contract owners (note 3)		45,766	41,461	30,257	30,630	76,851	49,420	-	-
Transfers between funds		21,213	68,468	(25,108)	(100,018)	(45,905)	49,794	-	-
Redemptions (note 3)		(141,359)	(230,005)	(64,811)	(84,163)	(199,763)	(152,243)	(25,604)	(13,943)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(1,095)	(1,147)	(603)	(687)	(1,490)	(1,626)	-	-
Contingent deferred sales charges (note 2)		(12)	(37)	(54)	-	(28)	(1)	-	-
Adjustments to maintain reserves		(58)	(14)	(8)	(5)	(9)	(8)	(16)	(13)

Net equity transactions		(75,545)	(121,274)	(60,327)	(154,243)	(170,344)	(54,664)	(25,620)	(13,956)

Net change in contract owners’ equity		9,073	366,636	(73,399)	(186,605)	(66,739)	304,649	(32,190)	5,962
Contract owners’ equity beginning of period		1,637,389	1,270,753	564,456	751,061	1,724,931	1,420,282	105,277	99,315

Contract owners’ equity end of period	$	1,646,462	1,637,389	491,057	564,456	1,658,192	1,724,931	73,087	105,277

CHANGES IN UNITS:
Beginning units		50,050	54,658	50,873	64,761	111,074	115,225	9,349	10,666
Units purchased		3,402	4,402	4,139	3,606	5,160	7,589	-	-
Units redeemed		(5,753)	(9,010)	(9,496)	(17,494)	(16,018)	(11,740)	(2,328)	(1,317)

Ending units		47,699	50,050	45,516	50,873	100,216	111,074	7,021	9,349

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		TCIGR		TCG		ACIGA		IGF
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(1,710)	1,036	(59,221)	(55,352)	11,241	13,110	25,723	27,994
Realized gain (loss) on investments		16,653	45,091	402,615	639,727	26,068	(12,721)	55,291	(6,287)
Change in unrealized gain (loss) on investments		(78,757)	46,110	(939,961)	517,249	57,499	481,788	90,253	809,118
Reinvested capital gains		29,192	10,985	1,131,994	336,803	89,693	-	174,209	-

Net increase (decrease) in contract owners’ equity resulting from operations		(34,622)	103,222	535,427	1,438,427	184,501	482,177	345,476	830,825

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	128,415	158,988	21,732	33,149	180,407	124,105
Transfers between funds		(6,572)	-	(96,214)	(13,492)	(20,444)	(50,358)	51,888	163,942
Redemptions (note 3)		(27,964)	(137,830)	(911,971)	(1,098,212)	(175,981)	(263,755)	(432,780)	(292,233)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(718)	(801)	(4,924)	(5,612)	-	-	(4,104)	(4,027)
Contingent deferred sales charges (note 2)		-	-	(1,438)	(210)	(115)	(150)	(106)	(179)
Adjustments to maintain reserves		(9)	(12)	(46)	(39)	(42)	(32)	(7)	(14)

Net equity transactions		(35,263)	(138,643)	(886,178)	(958,577)	(174,850)	(281,146)	(204,702)	(8,406)

Net change in contract owners’ equity		(69,885)	(35,421)	(350,751)	479,850	9,651	201,031	140,774	822,419
Contract owners’ equity beginning of period		554,689	590,110	6,073,758	5,593,908	1,745,830	1,544,799	3,281,439	2,459,020

Contract owners’ equity end of period	$	484,804	554,689	5,723,007	6,073,758	1,755,481	1,745,830	3,422,213	3,281,439

CHANGES IN UNITS:
Beginning units		16,745	21,618	134,560	144,835	126,524	149,912	115,075	115,520
Units purchased		-	-	4,465	9,496	2,129	6,691	12,951	13,331
Units redeemed		(1,080)	(4,873)	(30,243)	(19,771)	(13,914)	(30,079)	(19,958)	(13,776)

Ending units		15,665	16,745	108,782	134,560	114,739	126,524	108,068	115,075

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		BSTG		TCUL		DWHYOI		DAF
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(12,470)	(18,164)	(66,922)	(62,334)	45,663	53,488	11,227	13,326
Realized gain (loss) on investments		(1,289)	3,975	178,521	34,169	21,389	3,567	66,882	41,843
Change in unrealized gain (loss) on investments		14	(15,312)	(25,638)	1,728,628	(92,549)	13,106	13,527	467,577
Reinvested capital gains		-	-	477,249	269,899	12,807	1,152	101,086	-

Net increase (decrease) in contract owners’ equity resulting from operations		(13,745)	(29,501)	563,210	1,970,362	(12,690)	71,313	192,722	522,746

Equity transactions:
Purchase payments received from contract owners (note 3)		61,664	70,270	152,212	160,917	99,305	70,655	121,604	136,633
Transfers between funds		(76,813)	(78,624)	(136,722)	(129,814)	(66,808)	(24,756)	(73,955)	(138,444)
Redemptions (note 3)		(56,911)	(499,942)	(720,349)	(753,487)	(118,848)	(74,575)	(326,506)	(282,690)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(960)	(1,316)	(6,854)	(7,108)	(1,000)	(962)	(1,799)	(1,931)
Contingent deferred sales charges (note 2)		(36)	(284)	(321)	(399)	(22)	(10)	(34)	(241)
Adjustments to maintain reserves		(61)	(60)	(21)	(51)	1	(11)	(44)	(52)

Net equity transactions		(73,117)	(509,956)	(712,055)	(729,942)	(87,372)	(29,659)	(280,734)	(286,725)

Net change in contract owners’ equity		(86,862)	(539,457)	(148,845)	1,240,420	(100,062)	41,654	(88,012)	236,021
Contract owners’ equity beginning of period		1,508,883	2,048,340	7,193,793	5,953,373	1,007,394	965,740	3,000,290	2,764,269

Contract owners’ equity end of period	$	1,422,021	1,508,883	7,044,948	7,193,793	907,332	1,007,394	2,912,278	3,000,290

CHANGES IN UNITS:
Beginning units		77,831	108,398	292,723	328,206	51,699	53,365	178,829	201,744
Units purchased		5,852	14,621	11,420	18,705	7,730	16,048	10,224	17,917
Units redeemed		(8,911)	(45,188)	(38,373)	(54,188)	(12,024)	(17,714)	(27,007)	(40,832)

Ending units		74,772	77,831	265,770	292,723	47,405	51,699	162,046	178,829

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DPBOZ		DSPI		DPITIA		DROSC
	2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$(2,251)	(2,216)	30,999	34,297	9,480	15,352	(1,467)	(759)
Realized gain (loss) on investments	23,797	16,065	404,088	207,503	20,357	22,214	3,031	7,909
Change in unrealized gain (loss) on investments	(33,358)	121,368	262,150	2,276,144	5,279	(78,853)	(20,878)	(275)
Reinvested capital gains	60,211	10,879	629,768	236,455	8,631	1,953	19,460	13,659

Net increase (decrease) in contract owners’ equity resulting from operations	48,399	146,096	1,327,005	2,754,399	43,747	(39,334)	146	20,534

Equity transactions:
Purchase payments received from contract owners (note 3)	26,862	29,487	536,283	523,462	88,585	43,134	4,497	1,220
Transfers between funds	(1,367)	14,325	45,383	85,954	472,503	(5,267)	(1,061)	101,845
Redemptions (note 3)	(118,962)	(107,509)	(1,257,133)	(939,733)	(224,236)	(156,218)	(370)	(17,857)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(593)	(614)	(11,974)	(12,372)	(1,221)	(1,356)	-	-
Contingent deferred sales charges (note 2)	(867)	(52)	(830)	(288)	(438)	(7)	-	(135)
Adjustments to maintain reserves	(10)	(34)	(20)	(20)	(2)	(12)	(32)	(5)

Net equity transactions	(94,937)	(64,397)	(688,291)	(342,997)	335,191	(119,726)	3,034	85,068

Net change in contract owners’ equity	(46,538)	81,699	638,714	2,411,402	378,938	(159,060)	3,180	105,602
Contract owners’ equity beginning of period	848,406	766,707	11,773,528	9,362,126	1,355,191	1,514,251	125,788	20,186

Contract owners’ equity end of period	$801,868	848,406	12,412,242	11,773,528	1,734,129	1,355,191	128,968	125,788

CHANGES IN UNITS:
Beginning units	61,290	66,287	267,603	276,731	107,842	117,378	6,750	1,580
Units purchased	2,328	5,669	16,761	20,440	43,520	7,887	1,379	8,952
Units redeemed	(8,944)	(10,666)	(31,738)	(29,568)	(17,910)	(17,423)	(1,177)	(3,782)

Ending units	54,674	61,290	252,626	267,603	133,452	107,842	6,952	6,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		DTC		FBDF		FEQIF		FHYT
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(2,109)	(378)	55,592	65,854	138	115	131,046	144,527
Realized gain (loss) on investments		67,610	47,001	44,138	95,411	7,284	3,432	138,657	76,651
Change in unrealized gain (loss) on investments		(80,809)	105,891	(13,659)	(173,354)	(7,485)	7,131	(160,956)	144,659
Reinvested capital gains		93,372	16,088	-	-	2,037	2,380	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		78,064	168,602	86,071	(12,089)	1,974	13,058	108,747	365,837

Equity transactions:
Purchase payments received from contract owners (note 3)		21,909	11,584	115,758	110,204	1,525	3,107	179,210	214,364
Transfers between funds		202,087	(2,291)	(25,567)	(107,870)	-	(12,052)	(23,246)	554,532
Redemptions (note 3)		(100,256)	(53,305)	(344,481)	(238,104)	(24,881)	-	(776,527)	(582,812)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(681)	(634)	(1,438)	(1,722)	-	-	(1,369)	(1,415)
Contingent deferred sales charges (note 2)		(115)	(37)	(506)	(199)	-	-	(1,031)	(246)
Adjustments to maintain reserves		19	(33)	(8)	(86)	(1)	(4)	(241)	28

Net equity transactions		122,963	(44,716)	(256,242)	(237,777)	(23,357)	(8,949)	(623,204)	184,451

Net change in contract owners’ equity		201,027	123,886	(170,171)	(249,866)	(21,383)	4,109	(514,457)	550,288
Contract owners’ equity beginning of period		650,096	526,210	1,963,068	2,212,934	56,170	52,061	3,677,026	3,126,738

Contract owners’ equity end of period	$	851,123	650,096	1,792,897	1,963,068	34,787	56,170	3,162,569	3,677,026

CHANGES IN UNITS:
Beginning units		28,649	30,148	88,730	99,418	4,171	5,018	165,948	157,579
Units purchased		8,239	4,559	10,014	11,842	112	261	17,446	62,434
Units redeemed		(5,618)	(6,058)	(21,137)	(22,530)	(1,824)	(1,108)	(44,898)	(54,065)

Ending units		31,270	28,649	77,607	88,730	2,459	4,171	138,496	165,948

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		FIIF		FABA		FAB		FAEGA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	18,044	13,425	(119)	(226)	(6,955)	(6,105)	(9,993)	(8,565)
Realized gain (loss) on investments		(9,686)	4,088	361	1,329	9,545	6,954	33,111	6,483
Change in unrealized gain (loss) on investments		6,320	(38,769)	1,981	15,411	19,338	172,812	49,371	205,866
Reinvested capital gains		1,081	22,468	7,684	4,718	103,667	57,952	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		15,759	1,212	9,907	21,232	125,595	231,613	72,489	203,784

Equity transactions:
Purchase payments received from contract owners (note 3)		10,672	11,745	877	856	88,058	48,511	14,724	19,142
Transfers between funds		478,747	(33,274)	2,347	(4,130)	216,593	3,665	(2,701)	2,123
Redemptions (note 3)		(99,734)	(198,910)	(1,636)	(36,235)	(55,148)	(58,982)	(73,827)	(49,769)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	(1,246)	(1,076)	-	-
Contingent deferred sales charges (note 2)		(66)	(1,045)	-	(377)	(1)	(81)	(110)	(516)
Adjustments to maintain reserves		(32)	7	-	(21)	(4)	(12)	(40)	(31)

Net equity transactions		389,587	(221,477)	1,588	(39,907)	248,252	(7,975)	(61,954)	(29,051)

Net change in contract owners’ equity		405,346	(220,265)	11,495	(18,675)	373,847	223,638	10,535	174,733
Contract owners’ equity beginning of period		416,260	636,525	116,485	135,160	1,482,843	1,259,205	781,979	607,246

Contract owners’ equity end of period	$	821,606	416,260	127,980	116,485	1,856,690	1,482,843	792,514	781,979

CHANGES IN UNITS:
Beginning units		25,007	37,865	7,548	10,391	66,146	66,501	73,519	76,497
Units purchased		31,428	5,318	208	70	13,221	3,192	5,883	3,114
Units redeemed		(9,658)	(18,176)	(109)	(2,913)	(2,792)	(3,547)	(11,238)	(6,092)

Ending units		46,777	25,007	7,647	7,548	76,575	66,146	68,164	73,519

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAEIA		FAEI		FAGOA		FAGO
	2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$22,022	13,633	13,039	6,645	(7,115)	(6,385)	(33,436)	(28,641)
Realized gain (loss) on investments	12,914	(13,375)	20,926	(25,422)	44,258	24,726	146,655	83,146
Change in unrealized gain (loss) on investments	49,378	453,098	33,321	423,276	20,492	136,603	129,400	590,924
Reinvested capital gains	57,106	-	47,282	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	141,420	453,356	114,568	404,499	57,635	154,944	242,619	645,429

Equity transactions:
Purchase payments received from contract owners (note 3)	61,248	60,982	61,126	69,512	7,565	6,061	175,065	136,482
Transfers between funds	26,970	6,500	(13,772)	(87,935)	7,748	(1,654)	60,045	25,955
Redemptions (note 3)	(216,661)	(278,469)	(168,659)	(336,168)	(47,381)	(43,636)	(228,261)	(236,455)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,054)	(2,498)	-	-	(3,461)	(3,424)
Contingent deferred sales charges (note 2)	(693)	(388)	(138)	(1)	(92)	(304)	(2)	(17)
Adjustments to maintain reserves	(62)	(70)	18	(22)	(50)	(24)	(7)	(5)

Net equity transactions	(129,198)	(211,445)	(123,479)	(357,112)	(32,210)	(39,557)	3,379	(77,464)

Net change in contract owners’ equity	12,222	241,911	(8,911)	47,387	25,425	115,387	245,998	567,965
Contract owners’ equity beginning of period	2,073,968	1,832,057	1,789,970	1,742,583	582,728	467,341	2,512,346	1,944,381

Contract owners’ equity end of period	$2,086,190	2,073,968	1,781,059	1,789,970	608,153	582,728	2,758,344	2,512,346

CHANGES IN UNITS:
Beginning units	113,997	126,885	62,482	76,388	46,725	50,561	114,109	118,799
Units purchased	5,852	8,382	2,633	3,129	2,252	947	24,111	12,773
Units redeemed	(12,518)	(21,270)	(6,861)	(17,035)	(4,776)	(4,783)	(24,313)	(17,463)

Ending units	107,331	113,997	58,254	62,482	44,201	46,725	113,907	114,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		FAHY		FAOA		FAM		FRBSI
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	18,009	22,191	(30)	(13)	3,661	1,482	(17,192)	(1,990)
Realized gain (loss) on investments		2,779	(1,251)	274	98	23,992	23,548	109,688	(59,958)
Change in unrealized gain (loss) on investments		(4,822)	28,831	(444)	1,416	(58,536)	89,029	(353,029)	441,365
Reinvested capital gains		574	7,241	-	20	97,057	88,174	248,833	175,945

Net increase (decrease) in contract owners’ equity resulting from operations		16,540	57,012	(200)	1,521	66,174	202,233	(11,700)	555,362

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	-	-	55,755	71,950	65,434	78,251
Transfers between funds		(1,232)	(227)	-	-	(10,319)	14,007	(10,457)	(75,424)
Redemptions (note 3)		(67,055)	(88,069)	(4,680)	(2,148)	(231,792)	(305,612)	(249,346)	(509,673)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(635)	(770)	-	-	(1,896)	(2,488)	-	-
Contingent deferred sales charges (note 2)		(158)	-	-	-	(20)	(45)	(85)	(1,501)
Adjustments to maintain reserves		40	(14)	(10)	(6)	(23)	(15)	(28)	(31)

Net equity transactions		(69,040)	(89,080)	(4,690)	(2,154)	(188,295)	(222,203)	(194,482)	(508,378)

Net change in contract owners’ equity		(52,500)	(32,068)	(4,890)	(633)	(122,121)	(19,970)	(206,182)	46,984
Contract owners’ equity beginning of period		670,355	702,423	5,729	6,362	1,632,199	1,652,169	1,908,757	1,861,773

Contract owners’ equity end of period	$	617,855	670,355	839	5,729	1,510,078	1,632,199	1,702,575	1,908,757

CHANGES IN UNITS:
Beginning units		23,033	26,281	409	592	55,673	63,385	66,572	87,231
Units purchased		-	418	-	-	1,896	3,590	3,947	4,859
Units redeemed		(2,314)	(3,666)	(341)	(183)	(8,094)	(11,302)	(10,799)	(25,518)

Ending units		20,719	23,033	68	409	49,475	55,673	59,720	66,572

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TFF		TMSF		FSCG		AREA
	2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$14,302	1,458	73,491	4,852	(13,385)	(12,433)	(3,400)	(1,515)
Realized gain (loss) on investments	61,117	(3,863)	55,079	(30,507)	25,434	9,014	53,684	37,217
Change in unrealized gain (loss) on investments	(252,454)	237,678	146,898	1,086,994	(132,565)	188,856	129,110	(127,383)
Reinvested capital gains	32,878	45,329	-	-	187,713	140,625	38,261	101,789

Net increase (decrease) in contract owners’ equity resulting from operations	(144,157)	280,602	275,468	1,061,339	67,197	326,062	217,655	10,108

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	201,579	206,094	24,656	28,655	19,576	19,232
Transfers between funds	(5,805)	(32,007)	(138,006)	(127,652)	(14,724)	(34,246)	37,837	16,658
Redemptions (note 3)	(110,643)	(92,681)	(774,295)	(544,590)	(134,881)	(133,017)	(195,631)	(174,968)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,211)	(1,386)	(2,447)	(2,755)	-	-	-	-
Contingent deferred sales charges (note 2)	(111)	(2)	(121)	(671)	(77)	(149)	(491)	(55)
Adjustments to maintain reserves	(11)	(38)	42	(33)	(29)	(27)	(22)	(42)

Net equity transactions	(117,781)	(126,114)	(713,248)	(469,607)	(125,055)	(138,784)	(138,731)	(139,175)

Net change in contract owners’ equity	(261,938)	154,488	(437,780)	591,732	(57,858)	187,278	78,924	(129,067)
Contract owners’ equity beginning of period	1,311,578	1,157,090	4,872,229	4,280,497	1,142,548	955,270	864,545	993,612

Contract owners’ equity end of period	$1,049,640	1,311,578	4,434,449	4,872,229	1,084,690	1,142,548	943,469	864,545

CHANGES IN UNITS:
Beginning units	45,279	50,054	213,654	236,898	87,928	100,576	76,528	88,466
Units purchased	-	-	11,169	15,230	2,026	3,370	11,114	19,443
Units redeemed	(4,064)	(4,775)	(41,706)	(38,474)	(11,232)	(16,018)	(21,604)	(31,381)

Ending units	41,215	45,279	183,117	213,654	78,722	87,928	66,038	76,528

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		ASCGI		JBS		JF		JOS
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(4,930)	(4,659)	6,224	3,352	9,129	(34,761)	(1,251)	4,015
Realized gain (loss) on investments		76,695	6,910	64,417	62,799	265,899	195,386	(24,002)	(49,775)
Change in unrealized gain (loss) on investments		(102,532)	111,755	(38,131)	108,868	(582,473)	723,051	3,526	66,430
Reinvested capital gains		59,861	25,074	47,876	35,947	731,900	18,702	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		29,094	139,080	80,386	210,966	424,455	902,378	(21,727)	20,670

Equity transactions:
Purchase payments received from contract owners (note 3)		1,566	3,376	9,034	15,043	100,645	103,798	2,802	3,664
Transfers between funds		11,452	39,433	81,302	30,465	(11,886)	6,979	(9,168)	(84,150)
Redemptions (note 3)		(175,160)	(35,926)	(263,799)	(181,416)	(454,353)	(389,562)	(40,421)	(22,429)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	(4,464)	(4,862)	-	-
Contingent deferred sales charges (note 2)		(1,342)	(3)	(18)	(137)	(851)	(218)	(11)	(38)
Adjustments to maintain reserves		(45)	(15)	(22)	(22)	(32)	(46)	(26)	2

Net equity transactions		(163,529)	6,865	(173,503)	(136,067)	(370,941)	(283,911)	(46,824)	(102,951)

Net change in contract owners’ equity		(134,435)	145,945	(93,117)	74,899	53,514	618,467	(68,551)	(82,281)
Contract owners’ equity beginning of period		499,925	353,980	1,301,744	1,226,845	4,008,881	3,390,414	185,541	267,822

Contract owners’ equity end of period	$	365,490	499,925	1,208,627	1,301,744	4,062,395	4,008,881	116,990	185,541

CHANGES IN UNITS:
Beginning units		28,006	27,450	81,019	89,940	182,285	198,550	15,425	24,526
Units purchased		2,567	3,376	8,188	12,881	5,208	6,496	561	845
Units redeemed		(11,231)	(2,820)	(18,743)	(21,802)	(20,171)	(22,761)	(4,524)	(9,946)

Ending units		19,342	28,006	70,464	81,019	167,322	182,285	11,462	15,425

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		JTF		JWF		JWS		LSC
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	12,312	(91,070)	(8,166)	(16,073)	(1,589)	(2,597)	(38,272)	(29,858)
Realized gain (loss) on investments		807,183	1,054,448	100,654	47,113	20,359	14,422	218,957	119,185
Change in unrealized gain (loss) on investments		(1,884,065)	(468,963)	23,221	426,117	(2,589)	46,711	(614,707)	285,021
Reinvested capital gains		2,230,578	3,579,542	-	-	-	-	701,866	323,507

Net increase (decrease) in contract owners’ equity resulting from operations		1,166,008	4,073,957	115,709	457,157	16,181	58,536	267,844	697,855

Equity transactions:
Purchase payments received from contract owners (note 3)		462,991	323,900	8	-	2,155	590	244,639	213,169
Transfers between funds		(270,496)	(386,341)	(15,140)	(1,680)	15,422	2,711	43,838	70,446
Redemptions (note 3)		(1,502,595)	(1,409,631)	(218,236)	(189,849)	(31,281)	(14,130)	(180,184)	(303,759)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(15,257)	(16,555)	(3,107)	(3,424)	-	-	(2,480)	(2,568)
Contingent deferred sales charges (note 2)		(493)	(240)	-	-	(9)	(20)	(50)	(25)
Adjustments to maintain reserves		(34)	(64)	(4)	(21)	10	(25)	6	(19)

Net equity transactions		(1,325,884)	(1,488,931)	(236,479)	(194,974)	(13,703)	(10,874)	105,769	(22,756)

Net change in contract owners’ equity		(159,876)	2,585,026	(120,770)	262,183	2,478	47,662	373,613	675,099
Contract owners’ equity beginning of period		16,532,140	13,947,114	2,113,967	1,851,784	276,976	229,314	2,776,184	2,101,085

Contract owners’ equity end of period	$	16,372,264	16,532,140	1,993,197	2,113,967	279,454	276,976	3,149,797	2,776,184

CHANGES IN UNITS:
Beginning units		379,233	420,544	108,848	119,817	15,783	16,415	90,667	91,719
Units purchased		13,319	12,052	1	-	1,598	1,421	20,776	16,234
Units redeemed		(39,325)	(53,363)	(11,501)	(10,969)	(2,316)	(2,053)	(17,577)	(17,286)

Ending units		353,227	379,233	97,348	108,848	15,065	15,783	93,866	90,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		MSI		NBF		NBIXA		NFA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	38,267	46,566	29,003	27,827	2,778	3,569	(3,738)	(3,332)
Realized gain (loss) on investments		56,698	41,300	14,213	8,311	(1,207)	(147)	38,614	33,308
Change in unrealized gain (loss) on investments		(65,671)	(88,353)	(19,578)	(65,198)	9,089	(26,196)	81,595	249,066
Reinvested capital gains		-	-	14,468	5,800	3,943	6,376	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		29,294	(487)	38,106	(23,260)	14,603	(16,398)	116,471	279,042

Equity transactions:
Purchase payments received from contract owners (note 3)		55,227	63,948	59,253	83,831	20,549	19,261	(88)	-
Transfers between funds		198,979	30,428	25,498	28,158	3,117	18,775	(11,995)	(59,009)
Redemptions (note 3)		(492,251)	(189,398)	(129,374)	(219,183)	(45,444)	(71,128)	(100,154)	(128,091)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(872)	(901)	(1,373)	(1,583)	-	-	(529)	(596)
Contingent deferred sales charges (note 2)		(55)	-	-	-	-	(121)	(20)	(140)
Adjustments to maintain reserves		(25)	(20)	(40)	(10)	(1)	(45)	(42)	(47)

Net equity transactions		(238,997)	(95,943)	(46,036)	(108,787)	(21,779)	(33,258)	(112,828)	(187,883)

Net change in contract owners’ equity		(209,703)	(96,430)	(7,930)	(132,047)	(7,176)	(49,656)	3,643	91,159
Contract owners’ equity beginning of period		1,468,519	1,564,949	1,304,321	1,436,368	368,848	418,504	1,169,775	1,078,616

Contract owners’ equity end of period	$	1,258,816	1,468,519	1,296,391	1,304,321	361,672	368,848	1,173,418	1,169,775

CHANGES IN UNITS:
Beginning units		80,144	85,387	22,788	23,941	23,523	25,593	85,685	101,501
Units purchased		14,707	7,747	1,533	2,734	1,519	2,435	-	-
Units redeemed		(27,260)	(12,990)	(2,399)	(3,887)	(2,840)	(4,505)	(7,924)	(15,816)

Ending units		67,591	80,144	21,922	22,788	22,202	23,523	77,761	85,685

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NF		NGBF		NGF		NIIXA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(2,858)	(1,568)	6,806	(4,819)	(2,977)	(2,513)	69	56
Realized gain (loss) on investments		158,107	10,760	(26,718)	(94,859)	24,346	28,295	37	(662)
Change in unrealized gain (loss) on investments		130,787	613,317	85,792	(49,784)	(40,592)	28,004	(367)	1,538
Reinvested capital gains		-	-	-	-	63,954	30,084	12	-

Net increase (decrease) in contract owners’ equity resulting from operations		286,036	622,509	65,880	(149,462)	44,731	83,870	(249)	932

Equity transactions:
Purchase payments received from contract owners (note 3)		111,151	122,818	107,469	119,316	8	-	-	-
Transfers between funds		201,251	(7,204)	24,544	(591,403)	-	-	-	-
Redemptions (note 3)		(302,800)	(302,379)	(336,842)	(705,279)	(39,978)	(60,368)	(708)	(1,923)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(3,155)	(3,273)	(1,920)	(2,443)	(610)	(610)	-	-
Contingent deferred sales charges (note 2)		(21)	(34)	(89)	(1,608)	-	-	-	-
Adjustments to maintain reserves		3	(65)	12	(67)	(9)	(99)	(12)	-

Net equity transactions		6,429	(190,137)	(206,826)	(1,181,484)	(40,589)	(61,077)	(720)	(1,923)

Net change in contract owners’ equity		292,465	432,372	(140,946)	(1,330,946)	4,142	22,793	(969)	(991)
Contract owners’ equity beginning of period		2,699,788	2,267,416	2,460,567	3,791,513	349,576	326,783	4,502	5,493

Contract owners’ equity end of period	$	2,992,253	2,699,788	2,319,621	2,460,567	353,718	349,576	3,533	4,502

CHANGES IN UNITS:
Beginning units		32,016	37,854	130,723	192,258	6,320	10,666	335	492
Units purchased		7,400	2,873	23,838	11,367	-	-	-	-
Units redeemed		(3,747)	(8,711)	(35,138)	(72,902)	(526)	(4,346)	(51)	(157)

Ending units		35,669	32,016	119,423	130,723	5,794	6,320	284	335

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDAS		IDCS		IDMS		IDMAS
	2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$5,369	4,424	3,537	2,465	19,233	11,100	16,863	16,197
Realized gain (loss) on investments	114,295	3,468	5,059	17,534	5,592	(63,761)	61,285	(25,874)
Change in unrealized gain (loss) on investments	(137,666)	286,055	5,187	(36,765)	(62,487)	517,556	(105,611)	609,451
Reinvested capital gains	60,900	19,154	4,883	40,064	150,053	132,450	136,250	81,956

Net increase (decrease) in contract owners’ equity resulting from operations	42,898	313,101	18,666	23,298	112,391	597,345	108,787	681,730

Equity transactions:
Purchase payments received from contract owners (note 3)	76,417	84,234	23,277	13,037	214,528	231,557	180,348	251,768
Transfers between funds	(28,423)	(135,416)	(14,866)	58,449	3,683	118,895	(179,344)	(13,852)
Redemptions (note 3)	(183,554)	(235,697)	(91,957)	(175,418)	(482,434)	(1,470,666)	(496,251)	(369,892)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(162)	(1,158)	-	(111)	(1,666)	(1,651)	(3,844)	(1,510)
Adjustments to maintain reserves	(38)	(20)	-	(30)	(78)	(70)	(35)	(33)

Net equity transactions	(135,760)	(288,057)	(83,546)	(104,073)	(265,967)	(1,121,935)	(499,126)	(133,519)

Net change in contract owners’ equity	(92,862)	25,044	(64,880)	(80,775)	(153,576)	(524,590)	(390,339)	548,211
Contract owners’ equity beginning of period	1,462,006	1,436,962	815,300	896,075	4,302,408	4,826,998	3,954,185	3,405,974

Contract owners’ equity end of period	$1,369,144	1,462,006	750,420	815,300	4,148,832	4,302,408	3,563,846	3,954,185

CHANGES IN UNITS:
Beginning units	97,693	119,470	58,486	66,093	287,846	366,259	258,330	267,649
Units purchased	8,003	7,960	4,990	15,702	15,779	30,239	14,072	23,707
Units redeemed	(17,010)	(29,737)	(10,786)	(23,309)	(32,959)	(108,652)	(45,719)	(33,026)

Ending units	88,686	97,693	52,690	58,486	270,666	287,846	226,683	258,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		IDMCS		NMCIXA		MMF		MMFR
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	4,782	2,308	(4,157)	(4,257)	(97,135)	(108,624)	(40,868)	(44,111)
Realized gain (loss) on investments		35,525	85,332	123,908	77,316	-	-	-	-
Change in unrealized gain (loss) on investments		(35,448)	(61,004)	(105,985)	133,297	-	-	-	-
Reinvested capital gains		22,717	73,826	58,709	42,337	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		27,576	100,462	72,475	248,693	(97,135)	(108,624)	(40,868)	(44,111)

Equity transactions:
Purchase payments received from contract owners (note 3)		53,660	64,676	26,968	30,247	739,983	1,634,377	104,986	114,975
Transfers between funds		5,787	82,004	(71,771)	113,158	689,462	(161,562)	422,062	678,319
Redemptions (note 3)		(123,997)	(502,078)	(151,660)	(113,334)	(2,044,094)	(2,196,429)	(943,690)	(969,683)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	(7,275)	(8,643)	-	-
Contingent deferred sales charges (note 2)		(647)	(537)	(83)	(388)	(832)	(283)	(420)	(3,021)
Adjustments to maintain reserves		(26)	(55)	11	(85)	(23)	(58)	(38)	(48)

Net equity transactions		(65,223)	(355,990)	(196,535)	29,598	(622,779)	(732,598)	(417,100)	(179,458)

Net change in contract owners’ equity		(37,647)	(255,528)	(124,060)	278,291	(719,914)	(841,222)	(457,968)	(223,569)
Contract owners’ equity beginning of period		1,095,259	1,350,787	1,031,349	753,058	7,817,587	8,658,809	3,718,433	3,942,002

Contract owners’ equity end of period	$	1,057,612	1,095,259	907,289	1,031,349	7,097,673	7,817,587	3,260,465	3,718,433

CHANGES IN UNITS:
Beginning units		74,480	98,732	44,149	42,441	332,842	364,519	347,174	364,191
Units purchased		6,561	14,353	2,023	13,664	146,859	187,951	81,277	107,475
Units redeemed		(10,858)	(38,605)	(10,031)	(11,956)	(173,664)	(219,628)	(119,922)	(124,492)

Ending units		70,183	74,480	36,141	44,149	306,037	332,842	308,529	347,174

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NGFA		GVIDA		GVIDC		GVIDM
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(6,467)	(5,046)	6,352	5,925	4,896	1,377	13,188	11,656
Realized gain (loss) on investments		35,271	31,865	44,364	43,181	1,459	8,713	88,957	67,683
Change in unrealized gain (loss) on investments		(86,144)	47,295	9,186	273,780	(6,422)	(2,209)	11,682	284,027
Reinvested capital gains		127,287	46,796	-	-	11,405	5,725	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		69,947	120,910	59,902	322,886	11,338	13,606	113,827	363,366

Equity transactions:
Purchase payments received from contract owners (note 3)		54,084	57,406	185,400	154,995	48,625	56,516	408,440	359,246
Transfers between funds		60,992	11,835	(13,280)	21,739	223,350	168,229	(15,050)	83,402
Redemptions (note 3)		(40,561)	(110,663)	(113,425)	(122,894)	(51,106)	(260,950)	(226,078)	(302,501)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(588)	(577)	(3,052)	(2,831)	(924)	(1,018)	(4,731)	(4,994)
Contingent deferred sales charges (note 2)		(41)	(9)	(392)	(5)	-	-	(174)	(444)
Adjustments to maintain reserves		(11)	9	(10)	(10)	(12)	(2)	(18)	(7)

Net equity transactions		73,875	(41,999)	55,241	50,994	219,933	(37,225)	162,389	134,702

Net change in contract owners’ equity		143,822	78,911	115,143	373,880	231,271	(23,619)	276,216	498,068
Contract owners’ equity beginning of period		539,660	460,749	1,644,739	1,270,859	374,432	398,051	2,855,822	2,357,754

Contract owners’ equity end of period	$	683,482	539,660	1,759,882	1,644,739	605,703	374,432	3,132,038	2,855,822

CHANGES IN UNITS:
Beginning units		29,293	32,183	95,124	92,312	28,612	31,472	183,038	173,919
Units purchased		8,090	8,465	12,116	14,525	26,149	19,781	33,330	35,728
Units redeemed		(4,465)	(11,355)	(9,013)	(11,713)	(9,623)	(22,641)	(23,007)	(26,609)

Ending units		32,918	29,293	98,227	95,124	45,138	28,612	193,361	183,038

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		GVDMA		GVDMC		NVMIG6		NIXR
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	14,563	10,845	4,710	4,024	1,542	(300)	4,896	10,590
Realized gain (loss) on investments		111,564	157,456	31,431	27,584	7,557	1,745	335,771	126,530
Change in unrealized gain (loss) on investments		(10,281)	379,533	(23,313)	37,624	(25,601)	23,068	(100,140)	396,403
Reinvested capital gains		-	-	17,696	11,490	10,463	-	121,136	230,933

Net increase (decrease) in contract owners’ equity resulting from operations		115,846	547,834	30,524	80,722	(6,039)	24,513	361,663	764,456

Equity transactions:
Purchase payments received from contract owners (note 3)		496,415	436,801	113,011	98,082	47,805	40,251	169,865	142,753
Transfers between funds		(31,347)	8,040	12,717	(30,800)	6,148	25,347	(264,020)	263,827
Redemptions (note 3)		(262,791)	(669,065)	(163,863)	(90,932)	(18,046)	(24,744)	(285,539)	(424,681)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(5,536)	(5,700)	(1,907)	(1,852)	(209)	(201)	(1,438)	(1,475)
Contingent deferred sales charges (note 2)		(70)	(1,113)	(51)	(14)	-	(6)	(414)	(507)
Adjustments to maintain reserves		4	(24)	-	(18)	(7)	(18)	(69)	(57)

Net equity transactions		196,675	(231,061)	(40,093)	(25,534)	35,691	40,629	(381,615)	(20,140)

Net change in contract owners’ equity		312,521	316,773	(9,569)	55,188	29,652	65,142	(19,952)	744,316
Contract owners’ equity beginning of period		3,143,922	2,827,149	968,894	913,706	185,035	119,893	3,316,711	2,572,395

Contract owners’ equity end of period	$	3,456,443	3,143,922	959,325	968,894	214,687	185,035	3,296,759	3,316,711

CHANGES IN UNITS:
Beginning units		188,259	204,481	66,850	68,753	16,610	12,862	241,912	245,704
Units purchased		29,596	29,865	9,442	7,312	7,176	6,554	22,533	40,152
Units redeemed		(18,060)	(46,087)	(12,265)	(9,215)	(3,993)	(2,806)	(48,154)	(43,944)

Ending units		199,795	188,259	64,027	66,850	19,793	16,610	216,291	241,912

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NSCIXA		NVTIV3		NBGST		NBGF
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(2,829)	(1,721)	6,879	2,133	(107,522)	(86,555)	(9,770)	(12,169)
Realized gain (loss) on investments		53,361	35,706	14,906	(1,702)	412,592	243,128	3,266	5,405
Change in unrealized gain (loss) on investments		(68,958)	94,675	(63,652)	26,196	(1,122,240)	1,926,486	(74,781)	342,464
Reinvested capital gains		33,909	30,851	11,550	1,774	640,712	644,920	206,941	149,436

Net increase (decrease) in contract owners’ equity resulting from operations		15,483	159,511	(30,317)	28,401	(176,458)	2,727,979	125,656	485,136

Equity transactions:
Purchase payments received from contract owners (note 3)		19,364	19,191	56,776	31,683	211,610	205,497	34,391	28,362
Transfers between funds		(2,824)	(42,530)	267	110,591	(436,124)	(271,602)	26,919	36,335
Redemptions (note 3)		(82,408)	(65,823)	(8,828)	(30,687)	(1,027,379)	(1,201,509)	(187,281)	(243,921)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	(372)	(283)	(3,645)	(4,115)	(1,435)	(1,539)
Contingent deferred sales charges (note 2)		(265)	(604)	(34)	(4)	(2,366)	(1,900)	-	(32)
Adjustments to maintain reserves		(41)	(44)	1	(26)	(89)	(78)	(13)	(13)

Net equity transactions		(66,174)	(89,810)	47,810	111,274	(1,257,993)	(1,273,707)	(127,419)	(180,808)

Net change in contract owners’ equity		(50,691)	69,701	17,493	139,675	(1,434,451)	1,454,272	(1,763)	304,328
Contract owners’ equity beginning of period		564,938	495,237	248,656	108,981	9,834,432	8,380,160	1,672,673	1,368,345

Contract owners’ equity end of period	$	514,247	564,938	266,149	248,656	8,399,981	9,834,432	1,670,910	1,672,673

CHANGES IN UNITS:
Beginning units		26,501	31,779	15,167	7,878	227,244	262,029	50,223	56,334
Units purchased		1,631	1,385	9,220	9,666	14,473	16,660	2,915	4,013
Units redeemed		(4,703)	(6,663)	(6,484)	(2,377)	(44,463)	(51,445)	(6,619)	(10,124)

Ending units		23,429	26,501	17,903	15,167	197,254	227,244	46,519	50,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NBGT		PF		NBPT		NLMB
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(637)	(1,201)	(16,729)	(1,045)	(852)	637	(577)	1,270
Realized gain (loss) on investments		(1,081)	619	39,035	18,091	888	657	9,787	(4,190)
Change in unrealized gain (loss) on investments		(16,274)	37,098	(91,670)	300,535	(8,650)	9,942	(14,156)	(1,076)
Reinvested capital gains		32,175	21,835	349,753	458,049	25,909	40,531	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		14,183	58,351	280,389	775,630	17,295	51,767	(4,946)	(3,996)

Equity transactions:
Purchase payments received from contract owners (note 3)		783	1,187	121,014	129,804	1,550	1,873	28,072	25,838
Transfers between funds		(3,756)	(440)	(322,035)	(2,071)	(25,651)	12,011	(75,867)	(27,504)
Redemptions (note 3)		(6,801)	(40,176)	(397,047)	(162,751)	(58,089)	(8,236)	(67,701)	(64,089)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	(2,854)	(3,046)	-	-	(519)	(555)
Contingent deferred sales charges (note 2)		-	-	(302)	(15)	-	-	-	-
Adjustments to maintain reserves		(17)	(13)	(23)	(5)	(8)	(25)	-	(20)

Net equity transactions		(9,791)	(39,442)	(601,247)	(38,084)	(82,198)	5,623	(116,015)	(66,330)

Net change in contract owners’ equity		4,392	18,909	(320,858)	737,546	(64,903)	57,390	(120,961)	(70,326)
Contract owners’ equity beginning of period		188,394	169,485	3,370,492	2,632,946	228,011	170,621	649,307	719,633

Contract owners’ equity end of period	$	192,786	188,394	3,049,634	3,370,492	163,108	228,011	528,346	649,307

CHANGES IN UNITS:
Beginning units		10,825	13,312	74,102	75,068	13,059	12,655	43,120	47,472
Units purchased		60	89	3,377	4,076	87	970	2,145	5,395
Units redeemed		(600)	(2,576)	(16,289)	(5,042)	(4,547)	(566)	(9,875)	(9,747)

Ending units		10,285	10,825	61,190	74,102	8,599	13,059	35,390	43,120

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NBSRT		OCAF		OGF		OSI
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(3,868)	(844)	(13,123)	(11,511)	(21,802)	(21,095)	25,241	49,538
Realized gain (loss) on investments		118,561	41,532	35,279	3,413	164,474	161,179	(23,072)	26,601
Change in unrealized gain (loss) on investments		(202,426)	210,881	(40,966)	210,668	(305,415)	711,278	17,709	(96,646)
Reinvested capital gains		220,095	127,589	159,352	45,685	200,916	130,066	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		132,362	379,158	140,542	248,255	38,173	981,428	19,878	(20,507)

Equity transactions:
Purchase payments received from contract owners (note 3)		112,904	149,779	28,171	35,788	-	-	21,688	34,693
Transfers between funds		(53,274)	120,960	24,028	(20,007)	(20,721)	(31,140)	(540,749)	(774,695)
Redemptions (note 3)		(160,431)	(170,323)	(134,504)	(84,261)	(402,413)	(496,050)	(68,945)	(193,862)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(696)	(508)	-	-	(3,763)	(4,273)	-	-
Contingent deferred sales charges (note 2)		(16)	(53)	(77)	(82)	(1)	(246)	(27)	(242)
Adjustments to maintain reserves		(17)	(41)	(31)	(21)	18	(68)	(4)	53

Net equity transactions		(101,530)	99,814	(82,413)	(68,583)	(426,880)	(531,777)	(588,037)	(934,053)

Net change in contract owners’ equity		30,832	478,972	58,129	179,672	(388,707)	449,651	(568,159)	(954,560)
Contract owners’ equity beginning of period		1,495,130	1,016,158	1,119,015	939,343	4,604,633	4,154,982	1,121,873	2,076,433

Contract owners’ equity end of period	$	1,525,962	1,495,130	1,177,144	1,119,015	4,215,926	4,604,633	553,714	1,121,873

CHANGES IN UNITS:
Beginning units		77,578	71,799	103,151	110,486	97,610	114,778	54,716	99,234
Units purchased		7,899	17,500	5,367	5,627	-	-	2,323	30,414
Units redeemed		(12,783)	(11,721)	(13,217)	(12,962)	(7,440)	(17,168)	(29,896)	(74,932)

Ending units		72,694	77,578	95,301	103,151	90,170	97,610	27,143	54,716

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		PMTRA		ACVI4		FCI		FEI
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	59,354	23,703	3,844	4,717	10,334	14,366	79,100	60,781
Realized gain (loss) on investments		(34,312)	(20,114)	9,483	(14,184)	11,558	30,691	63,391	25,985
Change in unrealized gain (loss) on investments		31,092	(125,463)	(106,790)	286,783	(17,886)	(15,431)	19,949	1,247,438
Reinvested capital gains		18,753	17,458	-	-	12,667	2,397	263,070	-

Net increase (decrease) in contract owners’ equity resulting from operations		74,887	(104,416)	(93,463)	277,316	16,673	32,023	425,510	1,334,204

Equity transactions:
Purchase payments received from contract owners (note 3)		70,968	66,040	69,978	87,877	-	-	179,703	338,398
Transfers between funds		27,823	(59,476)	(107,509)	(49,123)	-	-	(31,743)	293,682
Redemptions (note 3)		(372,068)	(435,136)	(196,508)	(207,383)	(53,548)	(84,371)	(664,465)	(1,003,289)
Annuity benefits		-	-	-	-	-	-	(362)	(342)
Contract maintenance charges (note 2)		-	-	(629)	(837)	(430)	(518)	(5,362)	(6,031)
Contingent deferred sales charges (note 2)		(240)	(256)	(19)	(220)	-	-	(1,363)	(309)
Adjustments to maintain reserves		(89)	51	(28)	(47)	8	(29)	332	225

Net equity transactions		(273,606)	(428,777)	(234,715)	(169,733)	(53,970)	(84,918)	(523,260)	(377,666)

Net change in contract owners’ equity		(198,719)	(533,193)	(328,178)	107,583	(37,297)	(52,895)	(97,750)	956,538
Contract owners’ equity beginning of period		2,603,418	3,136,611	1,551,215	1,443,632	378,121	431,016	6,213,450	5,256,912

Contract owners’ equity end of period	$	2,404,699	2,603,418	1,223,037	1,551,215	340,824	378,121	6,115,700	6,213,450

CHANGES IN UNITS:
Beginning units		135,767	157,933	86,094	96,679	2,945	3,635	45,454	48,465
Units purchased		11,198	12,268	4,162	7,552	-	-	1,542	5,729
Units redeemed		(24,888)	(34,434)	(17,367)	(18,137)	(411)	(690)	(5,288)	(8,740)

Ending units		122,077	135,767	72,889	86,094	2,534	2,945	41,708	45,454

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		FHIP		FMG		FPR		FO2R
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	122	108	(43,818)	(37,535)	17,597	15,447	(3,310)	(430)
Realized gain (loss) on investments		3	744	(17,126)	(91,759)	108,349	44,930	91,987	87,243
Change in unrealized gain (loss) on investments		(128)	(569)	53,592	1,671,869	(21,251)	441,549	(284,870)	346,912
Reinvested capital gains		-	-	927,142	459,507	411,672	434,123	503	7,144

Net increase (decrease) in contract owners’ equity resulting from operations		(3)	283	919,790	2,002,082	516,367	936,049	(195,690)	440,869

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	264,840	314,664	205,205	209,234	137,305	119,924
Transfers between funds		-	-	(25,457)	(77,901)	143,015	93,982	(164,500)	219,519
Redemptions (note 3)		-	(17,417)	(775,000)	(771,494)	(756,470)	(424,533)	(122,942)	(186,173)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	(8,886)	(9,215)	(5,392)	(5,680)	(1,033)	(1,168)
Contingent deferred sales charges (note 2)		-	-	(118)	(135)	(934)	(537)	(111)	(180)
Adjustments to maintain reserves		(2)	11	(10)	(5)	(43)	(10)	(9)	(40)

Net equity transactions		(2)	(17,406)	(544,631)	(544,086)	(414,619)	(127,544)	(151,290)	151,882

Net change in contract owners’ equity		(5)	(17,123)	375,159	1,457,996	101,748	808,505	(346,980)	592,751
Contract owners’ equity beginning of period		2,630	19,753	7,635,248	6,177,252	5,867,321	5,058,816	2,136,165	1,543,414

Contract owners’ equity end of period	$	2,625	2,630	8,010,407	7,635,248	5,969,069	5,867,321	1,789,185	2,136,165

CHANGES IN UNITS:
Beginning units		69	542	202,330	218,594	129,234	132,343	128,389	119,109
Units purchased		-	-	8,621	11,656	10,717	10,221	10,358	29,852
Units redeemed		-	(473)	(22,422)	(27,920)	(19,669)	(13,330)	(19,941)	(20,572)

Ending units		69	69	188,529	202,330	120,282	129,234	118,806	128,389

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		TIF2		OVGSS		PVF		PUIGA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	26,493	-	701	-	(1,664)	(583)	(27)	(28)
Realized gain (loss) on investments		(10,895)	-	(23,744)	-	29,318	16,784	10	1
Change in unrealized gain (loss) on investments		(379,714)	-	(166,737)	-	(34,249)	68,879	(409)	1,119
Reinvested capital gains		-	-	244,500	-	21,945	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(364,116)	-	54,720	-	15,350	85,080	(426)	1,092

Equity transactions:
Purchase payments received from contract owners (note 3)		102,393	-	186,626	-	5,613	11,119	-	-
Transfers between funds		2,721,039	-	5,269,066	-	31	(32,336)	-	-
Redemptions (note 3)		(127,333)	-	(571,331)	-	(87,958)	(13,964)	-	-
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(580)	-	(1,481)	-	-	-	-	-
Contingent deferred sales charges (note 2)		(120)	-	(315)	-	(560)	(6)	-	-
Adjustments to maintain reserves		(23)	-	(18)	-	11	(20)	(5)	(2)

Net equity transactions		2,695,376	-	4,882,547	-	(82,863)	(35,207)	(5)	(2)

Net change in contract owners’ equity		2,331,260	-	4,937,267	-	(67,513)	49,873	(431)	1,090
Contract owners’ equity beginning of period		-	-	-	-	254,371	204,498	5,269	4,179

Contract owners’ equity end of period	$	2,331,260	-	4,937,267	-	186,858	254,371	4,838	5,269

CHANGES IN UNITS:
Beginning units		-	-	-	-	11,766	13,414	265	265
Units purchased		297,085	-	589,780	-	547	1,932	-	-
Units redeemed		(27,869)	-	(101,205)	-	(4,304)	(3,580)	-	-

Ending units		269,216	-	488,575	-	8,009	11,766	265	265

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		PBF		WRASCA		SCS		SE
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	7,664	5,516	(8,304)	(8,381)	(33,379)	(32,349)	(2,672)	(2,353)
Realized gain (loss) on investments		9,052	26,907	34,243	35,288	158,451	94,526	31,051	3,751
Change in unrealized gain (loss) on investments		(33,503)	2,766	(73,073)	109,606	(269,921)	343,590	(50,535)	42,126
Reinvested capital gains		44,623	83,437	43,185	108,783	263,572	211,178	20,133	19,680

Net increase (decrease) in contract owners’ equity resulting from operations		27,836	118,626	(3,949)	245,296	118,723	616,945	(2,023)	63,204

Equity transactions:
Purchase payments received from contract owners (note 3)		60,655	57,954	7,031	6,480	65,746	65,298	3,911	7,631
Transfers between funds		163,196	(28,202)	(93,864)	35,069	(90,576)	18,101	(4,170)	31,800
Redemptions (note 3)		(11,069)	(251,196)	(242,927)	(65,425)	(357,519)	(306,377)	(79,402)	(7,668)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(716)	(784)	-	-	(1,244)	(1,375)	-	-
Contingent deferred sales charges (note 2)		(23)	(837)	-	(45)	(126)	-	(12)	(33)
Adjustments to maintain reserves		(11)	(8)	(42)	(49)	(5)	(25)	(21)	(3)

Net equity transactions		212,032	(223,073)	(329,802)	(23,970)	(383,724)	(224,378)	(79,694)	31,727

Net change in contract owners’ equity		239,868	(104,447)	(333,751)	221,326	(265,001)	392,567	(81,717)	94,931
Contract owners’ equity beginning of period		879,568	984,015	859,477	638,151	2,740,531	2,347,964	247,696	152,765

Contract owners’ equity end of period	$	1,119,436	879,568	525,726	859,477	2,475,530	2,740,531	165,979	247,696

CHANGES IN UNITS:
Beginning units		31,246	39,829	28,978	30,231	88,780	95,925	14,415	12,484
Units purchased		8,097	5,956	1,093	4,737	4,139	9,129	272	2,660
Units redeemed		(848)	(14,539)	(12,586)	(5,990)	(17,105)	(16,274)	(5,082)	(729)

Ending units		38,495	31,246	17,485	28,978	75,814	88,780	9,605	14,415

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		SGR		WFLCCI		STR		WFAIVD
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(13,550)	(13,706)	(1,657)	(231)	(29,306)	(24,950)	(4,364)	(3,044)
Realized gain (loss) on investments		86,879	116,680	16,773	12,208	93,689	77,441	17,983	4,500
Change in unrealized gain (loss) on investments		(215,894)	169,337	5,992	8,478	11,405	421,678	431	109,312
Reinvested capital gains		154,240	43,663	-	-	99,953	68,775	54,659	26,745

Net increase (decrease) in contract owners’ equity resulting from operations		11,675	315,974	21,108	20,455	175,741	542,944	68,709	137,513

Equity transactions:
Purchase payments received from contract owners (note 3)		19,063	20,798	638	438	79,532	85,350	37,930	27,700
Transfers between funds		33,096	124,299	109,351	60,329	(58,829)	50,482	(43,704)	690,437
Redemptions (note 3)		(265,710)	(112,596)	(46,683)	(20,282)	(105,375)	(83,348)	(62,473)	(38,666)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	(1,438)	(1,506)	(790)	(683)
Contingent deferred sales charges (note 2)		(741)	(435)	-	(93)	-	(9)	-	(2)
Adjustments to maintain reserves		30	(77)	14	(29)	16	(40)	(10)	(2)

Net equity transactions		(214,262)	31,989	63,320	40,363	(86,094)	50,929	(69,047)	678,784

Net change in contract owners’ equity		(202,587)	347,963	84,428	60,818	89,647	593,873	(338)	816,297
Contract owners’ equity beginning of period		1,311,494	963,531	103,032	42,214	2,253,401	1,659,528	816,297	-

Contract owners’ equity end of period	$	1,108,907	1,311,494	187,460	103,032	2,343,048	2,253,401	815,959	816,297

CHANGES IN UNITS:
Beginning units		47,709	46,200	5,621	3,176	56,407	55,062	68,031	-
Units purchased		4,496	12,092	7,202	4,946	3,012	7,251	3,258	72,839
Units redeemed		(12,910)	(10,583)	(3,763)	(2,501)	(5,089)	(5,906)	(8,952)	(4,808)

Ending units		39,295	47,709	9,060	5,621	54,330	56,407	62,337	68,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		OVGS4		TIF3		IDF		WFEVAD
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(23,114)	(4,391)	(11,761)	26,806	-	(13,480)	-	752
Realized gain (loss) on investments		1,942,752	(14,983)	639,829	266,528	-	1,015,243	-	51,370
Change in unrealized gain (loss) on investments		(1,936,974)	1,186,248	(594,160)	257,858	-	(353,124)	-	(87,947)
Reinvested capital gains		-	-	-	-	-	-	-	81,199

Net increase (decrease) in contract owners’ equity resulting from operations		(17,336)	1,166,874	33,908	551,192	-	648,639	-	45,374

Equity transactions:
Purchase payments received from contract owners (note 3)		119,810	311,335	51,729	200,765	-	84,408	-	5,186
Transfers between funds		(5,476,015)	133,892	(2,801,810)	(76,380)	-	(3,915,540)	-	(696,359)
Redemptions (note 3)		(269,227)	(675,353)	(158,186)	(363,718)	-	(214,983)	-	(14,887)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(1,399)	(2,931)	(514)	(1,278)	-	(1,988)	-	(189)
Contingent deferred sales charges (note 2)		(555)	(1,643)	(614)	(295)	-	(40)	-	-
Adjustments to maintain reserves		(27)	(69)	1	(61)	-	(17)	-	(4)

Net equity transactions		(5,627,413)	(234,769)	(2,909,394)	(240,967)	-	(4,048,160)	-	(706,253)

Net change in contract owners’ equity		(5,644,749)	932,105	(2,875,486)	310,225	-	(3,399,521)	-	(660,879)
Contract owners’ equity beginning of period		5,644,749	4,712,644	2,875,486	2,565,261	-	3,399,521	-	660,879

Contract owners’ equity end of period	$	-	5,644,749	-	2,875,486	-	-	-	-

CHANGES IN UNITS:
Beginning units		285,500	298,933	157,373	170,387	-	287,119	-	55,010
Units purchased		7,656	39,124	4,092	58,217	-	12,427	-	407
Units redeemed		(293,156)	(52,557)	(161,465)	(71,231)	-	(299,546)	-	(55,417)

Ending units		-	285,500	-	157,373	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

INVESCO INVESTMENTS

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

U.S. Equity Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

International Growth Fund: Class A (TCIGA)

International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Class A (ACIGA)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

DELAWARE GROUP

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

DREYFUS CORPORATION

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Intermediate Term Income Fund - Class A (DPITIA)

Opportunistic Small Cap Fund (DROSC)

Third Century Fund, Inc. - Class Z (DTC)

FEDERATED INVESTORS

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

High Yield Trust (FHYT)

Intermediate Corporate Bond Fund - Service Shares (FIIF)

FIDELITY INVESTMENTS

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Asset Manager 50% (FAM)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

INVESCO INVESTMENTS

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

JANUS FUNDS

Balanced Fund: Class S (JBS)

Class T (JF)

Overseas Fund: Class S (JOS)

Twenty Fund: Class T (JTF)

Global Research Fund - Class T (JWF)

Global Research Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Nationwide Fund: Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Government Bond Fund - Institutional Service Class (NGBF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Money Market Fund - Prime Shares (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund: Investor Class (PF)

Large Cap Value Fund: Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Capital Appreciation Fund- Class A (OCAF)

Global Fund- Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP International Fund - Class IV (ACVI4)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan(R) Fund (FMG)

Puritan Fund (FPR)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Foreign Securities Fund - Class 2 (TIF2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam Voyager Fund: Class A (PVF)

PUTNAM INVESTMENTS

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund: Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)

Advantage Funds - Enterprise Fund - Investor Class (SE)

Advantage Growth Fund - Investor Class (SGR)

Advantage - Large Cap Core - Investor Class (WFLCCI)

Advantage Large Cap Growth Fund - Investor Class (STR)

Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

*At December	31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h)	Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, for Soloist contracts, if any part of the contract value is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

Destination IA does not include a contigent deferred sales charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist and Destination IA contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor	Destination IA
Variable Account Charge - Recurring	1.30%	1.20%	0.70%
Maximum Guaranteed Lifetime Withdrawal Fee - Recurring			1.20%
CDSC Options:
Seven Year CDSC		(0.25%)
Five Year CDSC		(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%	1.90%

*The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	ACIGA	ACVI4	ADGFIS	ADUES	AREA	ASCGI	BSTG

0.95%	$135,886	$4,875	$135	$-	$-	$1,861	$1,426	$2,159
1.00%	2,445	86	-	-	-	457	27	-
1.05%	3,339	708	-	-	-	-	-	-
1.10%	69,169	2,153	416	-	-	735	1	188
1.15%	35,050	279	376	-	-	1,187	397	626
1.20%	209,784	5,395	1,371	-	-	2,550	1,598	548
1.25%	26,535	765	26	-	-	397	439	58
1.30%	2,007,257	113	13,605	7,277	21,713	40	24	11,563
1.35%	46,818	915	787	-	-	462	96	42
1.40%	32,441	1,727	257	-	-	1,044	-	70
1.45%	150,270	1,924	793	-	-	2,546	302	3,337
1.50%	28,520	539	19	-	-	36	550	115
1.55%	49	10	-	-	-	-	-	-
1.60%	893	1	4	-	-	11	15	14
1.65%	10,834	1,215	22	-	-	69	55	88
1.70%	5,980	-	-	-	-	-	-	-
1.75%	364	-	-	-	-	-	-	-
1.80%	372	-	-	-	-	-	-	-
1.90%	971	187	-	-	-	11	-	15
2.05%	26	-	-	-	-	-	-	-

Totals	$2,767,003	$20,892	$17,811	$7,277	$21,713	$11,406	$4,930	$18,823

	DAF	DPBOZ	DPITIA	DROSC	DSPI	DTC	DWHYOI	FAB

0.95%	$2,103	$720	$-	$62	$-	$395	$-	$-
1.00%	54	-	-	-	-	-	-	-
1.05%	-	123	-	-	-	-	-	-
1.10%	590	-	-	-	-	2	-	-
1.15%	11	52	-	385	-	-	-	-
1.20%	6,462	717	-	246	-	410	-	-
1.25%	467	1	-	68	-	247	-	-
1.30%	23,235	7,080	18,709	-	156,582	7,649	13,386	20,941
1.35%	1,507	137	-	15	-	-	-	-
1.40%	55	6	-	16	-	-	-	-
1.45%	1,427	1,332	-	23	-	249	-	-
1.50%	989	37	-	652	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	7	-	-	-	-	-	-
1.65%	199	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	10	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$37,109	$10,212	$18,709	$1,467	$156,582	$8,952	$13,386	$20,941

	FABA	FAEGA	FAEI	FAEIA	FAGO	FAGOA	FAHY	FAM

0.95%	$281	$1,530	$-	$3,548	$-	$716	$113	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	123	-	-	447	-	-	-	-
1.10%	-	984	-	639	-	225	1	-
1.15%	-	169	-	964	-	227	-	-
1.20%	155	2,321	-	5,922	-	3,956	997	-
1.25%	268	379	-	1,541	-	47	27	-
1.30%	-	45	23,195	49	33,436	-	7,169	20,572
1.35%	167	377	-	1,928	-	294	-	-
1.40%	11	306	-	1,622	-	339	-	-
1.45%	155	3,139	-	7,231	-	784	32	-
1.50%	320	395	-	1,340	-	527	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	128	-	-	-	-
1.65%	-	348	-	1,077	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	35	-	-	-	-
1.90%	-	-	-	177	-	-	8	-
2.05%	-	-	-	-	-	-	-	-

	$1,480	$9,993	$23,195	$26,648	$33,436	$7,115	$8,347	$20,572

	FAOA	FBDF	FCI	FEI	FEQIF	FHIP	FHYT	FIIF

0.95%	$20	$965	$-	$-	$118	$-	$13,744	$3,921
1.00%	-	-	-	-	-	-	13	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	47	-	-	-	-	197	249
1.15%	-	-	-	-	-	-	571	88
1.20%	4	1,785	-	-	94	-	3,230	1,548
1.25%	-	189	-	-	259	-	295	36
1.30%	-	20,301	4,702	79,451	-	34	19,688	-
1.35%	7	23	-	-	4	-	269	476
1.40%	-	-	-	-	-	-	170	397
1.45%	-	1,359	-	-	92	-	2,482	681
1.50%	-	-	-	-	-	-	434	433
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	436
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	15	-	-	-	-	91	1
2.05%	-	16	-	-	-	-	-	-

	$31	$24,700	$4,702	$79,451	$567	$34	$41,184	$8,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	FMG	FO2R	FPR	FRBSI	FSCG	GVDMA	GVDMC	GVIDA

0.95%	$-	$587	$-	$2,576	$2,969	$-	$-	$-
1.00%	-	-	-	34	56	-	-	-
1.05%	-	-	-	-	552	-	-	-
1.10%	-	616	-	765	689	-	-	-
1.15%	-	181	-	715	65	-	-	-
1.20%	-	2,368	-	6,124	2,693	-	-	-
1.25%	-	64	-	575	809	-	-	-
1.30%	101,216	19,140	76,560	96	14	43,104	12,256	22,299
1.35%	-	410	-	1,199	312	-	-	-
1.40%	-	131	-	1,702	1,455	-	-	-
1.45%	-	1,260	-	7,360	2,113	-	-	-
1.50%	-	66	-	578	885	-	-	-
1.55%	-	-	-	14	-	-	-	-
1.60%	-	-	-	4	97	-	-	-
1.65%	-	32	-	977	631	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	45	-	-	-
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$101,216	$24,855	$76,560	$22,719	$13,385	$43,104	$12,256	$22,299

	GVIDC	GVIDM	IDAS	IDCS	IDMAS	IDMCS	IDMS	IGF

0.95%	$-	$132	$1,022	$3,016	$6,871	$1,213	$5,175	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	436	722	-	916	700	5,200	-
1.15%	-	98	355	125	354	674	3,465	-
1.20%	-	894	5,275	2,275	15,756	2,975	13,097	-
1.25%	-	29	1,158	16	480	984	1,723	-
1.30%	5,463	36,579	-	-	37	-	109	42,957
1.35%	-	83	3,134	749	6,192	1,232	2,460	-
1.40%	-	-	1,493	-	1,329	441	188	-
1.45%	-	1,159	4,188	3,193	9,906	5,416	15,568	-
1.50%	-	-	990	51	3,941	93	892	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	15	-	14	12	-	-
1.65%	-	-	128	-	175	-	973	-
1.70%	-	-	-	-	-	-	5,241	-
1.75%	-	-	-	-	-	-	346	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	16	-	15	-
2.05%	-	-	-	-	-	-	-	-

	$5,463	$39,410	$18,480	$9,425	$45,987	$13,740	$54,452	$42,957

	JBS	JF	JOS	JTF	JWF	JWS	LSC	MMF

0.95%	$2,431	$1,420	$306	$1,968	$-	$581	$481	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	304	-	-	-	-	-	-
1.10%	-	318	-	1,040	50	-	-	-
1.15%	3,546	90	-	-	-	-	-	-
1.20%	4,714	1,359	505	4,918	183	1,201	49	-
1.25%	1,256	351	-	1,336	303	180	52	-
1.30%	52	45,980	-	195,339	26,112	-	37,244	97,136
1.35%	501	305	337	419	-	457	-	-
1.40%	569	56	427	1,064	-	46	-	-
1.45%	661	417	68	1,398	73	863	368	-
1.50%	618	7	228	228	-	4	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	55	-	-	-	-
1.65%	358	41	-	113	-	71	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	11	-	1	-	-	78	-
2.05%	-	1	-	-	-	-	-	-

	$14,706	$50,660	$1,871	$207,879	$26,721	$3,403	$38,272	$97,136

	MMFR	MSI	NBF	NBGF	NBGST	NBGT	NBIXA	NBPT

0.95%	$7,782	$-	$357	$-	$5,605	$400	$409	$407
1.00%	53	-	80	-	71	-	-	331
1.05%	-	-	163	-	-	-	-	-
1.10%	11,875	-	1	-	5,415	162	96	89
1.15%	1,022	-	-	-	621	-	297	-
1.20%	8,190	-	90	-	14,303	1,095	1,117	1,050
1.25%	1,032	-	74	-	1,484	-	-	99
1.30%	186	17,595	14,699	21,304	74,144	-	66	-
1.35%	1,254	-	-	-	2,757	46	88	-
1.40%	443	-	-	-	2,721	12	67	-
1.45%	6,112	-	1,200	-	4,154	502	2,412	535
1.50%	2,092	-	-	-	892	-	146	-
1.55%	-	-	-	-	-	-	-	-
1.60%	11	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	739	-	-	-	-	-	-	-
1.75%	18	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	58	-	15	-	1	-	-	1
2.05%	-	-	4	-	-	-	-	-

	$40,867	$17,595	$16,683	$21,304	$112,168	$2,217	$4,698	$2,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NBSRT	NF	NFA	NGBF	NGF	NGFA	NIIXA	NIXR

0.95%	$1,010	$327	$618	$2,239	$258	$470	$-	$2,826
1.00%	28	-	-	-	-	-	-	110
1.05%	-	-	-	56	-	-	-	-
1.10%	5,327	17	1,137	642	-	198	30	2,192
1.15%	390	453	186	843	-	-	-	522
1.20%	1,304	975	2,116	2,497	69	379	3	5,722
1.25%	29	357	33	45	-	224	1	1,186
1.30%	7,958	33,352	8,949	20,517	4,253	5,341	-	21,161
1.35%	251	207	248	203	1	460	1	913
1.40%	739	150	81	785	-	46	-	88
1.45%	1,355	890	1,148	2,186	8	419	7	4,551
1.50%	276	29	130	1	-	-	-	1,904
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	15	-	-	-	-	19
1.65%	-	19	1	-	-	-	-	42
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	118
1.90%	-	-	-	37	-	-	-	-
2.05%	-	-	-	-	-	-	-	1

	$18,667	$36,776	$14,662	$30,051	$4,589	$7,537	$42	$41,355

	NLMB	NMCIXA	NSCIXA	NVMIG6	NVTIV3	OCAF	OGF	OSI

0.95%	$-	$2,400	$819	$-	$-	$2,394	$2,443	$2,328
1.00%	-	87	-	-	-	-	-	23
1.05%	-	-	-	-	-	92	509	-
1.10%	-	556	363	-	-	1,142	1,727	233
1.15%	-	885	89	-	32	1,059	-	134
1.20%	-	3,039	2,316	231	-	4,721	1,571	2,068
1.25%	-	21	356	7	-	311	501	445
1.30%	8,018	46	-	2,250	3,793	-	47,883	21
1.35%	-	526	579	33	33	604	280	673
1.40%	-	1,096	415	-	78	457	177	718
1.45%	-	1,968	1,240	-	-	1,163	1,002	2,032
1.50%	-	788	194	-	-	634	568	355
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	15	15	25
1.65%	-	121	68	-	-	498	1	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	33	-	-
1.90%	-	-	-	-	-	-	71	-
2.05%	-	-	-	-	-	-	-	-

	$8,018	$11,533	$6,439	$2,521	$3,936	$13,123	$56,748	$9,055

	OVGS4	OVGSS	PBF	PF	PMTRA	PRSCA	PUIGA	PVF

0.95%	$1,513	$2,730	$-	$-	$3,858	$655	$-	$188
1.00%	46	60	-	-	191	-	-	28
1.05%	-	-	-	-	-	-	-	-
1.10%	609	606	-	-	1,528	482	-	50
1.15%	565	797	-	-	6,054	-	-	925
1.20%	2,041	3,671	-	-	6,770	1,906	-	720
1.25%	182	348	-	-	757	531	-	20
1.30%	15,606	32,249	12,987	41,966	951	15,963	-	-
1.35%	457	924	-	-	1,307	23	-	227
1.40%	238	503	-	-	1,356	146	-	-
1.45%	1,331	2,792	-	-	5,770	660	72	224
1.50%	445	922	-	-	335	7	1	21
1.55%	-	-	-	-	8	-	-	-
1.60%	4	8	-	-	10	-	-	-
1.65%	65	133	-	-	1,556	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	104	-	-	-
1.90%	12	25	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$23,114	$45,768	$12,987	$41,966	$30,555	$20,373	$73	$2,403

	SCS	SE	SGR	STR	TCG	TCIGA	TCIGR	TCUL

0.95%	$1,703	$201	$3,148	$-	$496	$159	$-	$3,243
1.00%	-	-	30	-	-	-	-	54
1.05%	-	-	-	-	-	-	-	-
1.10%	179	55	3,257	-	3,586	-	-	1,159
1.15%	-	430	487	-	1,064	-	-	236
1.20%	3,870	847	1,914	-	1,686	602	-	5,561
1.25%	320	-	294	-	146	62	-	203
1.30%	24,468	-	-	29,306	63,254	-	6,831	74,933
1.35%	140	98	1,257	-	169	-	-	928
1.40%	46	119	438	-	828	54	-	460
1.45%	1,791	887	2,702	-	3,214	162	-	2,095
1.50%	851	35	23	-	445	71	-	585
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	12
1.65%	-	-	-	-	-	-	-	139
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	11	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$33,379	$2,672	$13,550	$29,306	$74,888	$1,110	$6,831	$89,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	TFF	TIF2	TIF3	TMSF	VKEIA	VKGA	VKGIA	WFAIVD

0.95%	$992	$424	$397	$5,315	$98	$3,621	$2,843	$-
1.00%	-	32	21	112	-	65	282	-
1.05%	72	-	-	135	-	55	-	-
1.10%	238	597	300	1,087	55	2,349	1,105	-
1.15%	-	715	218	1,162	-	99	726	-
1.20%	939	1,643	834	8,258	370	4,786	3,400	-
1.25%	4	324	176	943	12	594	323	-
1.30%	12,414	16,597	8,631	33,761	-	42,787	120	10,645
1.35%	134	209	113	1,438	3,084	918	843	-
1.40%	229	727	356	767	-	1,134	1,447	-
1.45%	574	1,356	660	4,661	245	2,641	2,557	-
1.50%	4	52	26	1,071	-	381	241	-
1.55%	-	-	-	12	-	5	-	-
1.60%	-	2	17	312	-	12	30	-
1.65%	64	24	12	783	-	-	300	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	37	-	-	-	-
1.90%	-	-	-	104	-	-	-	-
2.05%	-	-	-	-	4	-	-	-

	$15,664	$22,702	$11,761	$59,958	$3,868	$59,447	$14,217	$10,645

	WFLCCI	WRASCA

0.95%	$742	$1,028
1.00%	-	14
1.05%	-	-
1.10%	806	2,040
1.15%	-	39
1.20%	203	3,212
1.25%	-	266
1.30%	-	-
1.35%	32	64
1.40%	45	554
1.45%	43	1,050
1.50%	-	28
1.55%	-	-
1.60%	-	9
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.90%	-	-
2.05%	-	-

	$1,871	$8,304

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $535,388 and $473,832, respectively, and total transfers from the Account to the fixed account were $1,434,386 and $1,959,093, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $8,317 and $1,131 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$214,534,695	$-	$-	$214,534,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$58,153	$6,492
Growth and Income Fund - Class A (VKGIA)	235,915	361,066
Invesco Mid Cap Growth Fund - Class A (VKGA)	590,267	912,660
Aberdeen Small Cap Fund - Class A (PRSCA)	82,332	178,207
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	49,512	105,173
U.S. Equity Fund - Institutional Service Class (ADUES)	157,338	234,289
International Growth Fund: Class A (TCIGA)	5,018	26,720
International Growth Fund - Investor Class (TCIGR)	34,313	42,089
Growth Fund - Investor Class (TCG)	1,217,509	1,030,886
Income & Growth Fund - Class A (ACIGA)	137,255	211,155
Income & Growth Fund - Investor Class (IGF)	523,098	527,867
Short-Term Government Fund - Investor Class (BSTG)	88,065	173,609
Ultra(R) Fund - Investor Class (TCUL)	632,679	934,410
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	202,824	231,918
Appreciation Fund, Inc. (DAF)	270,879	439,282
Balanced Opportunity Fund - Class Z (DPBOZ)	90,259	127,240
Dreyfus S&P 500 Index Fund (DSPI)	1,246,985	1,274,498
Intermediate Term Income Fund - Class A (DPITIA)	530,347	177,050
Opportunistic Small Cap Fund (DROSC)	43,877	22,822
Third Century Fund, Inc. - Class Z (DTC)	361,144	146,947
Bond Fund - Class F Shares (FBDF)	264,073	464,730
Equity Income Fund, Inc. - Class F Shares (FEQIF)	4,241	25,426
High Yield Trust (FHYT)	427,821	919,921
Intermediate Corporate Bond Fund - Service Shares (FIIF)	580,373	171,646
Advisor Balanced Fund - Class A (FABA)	12,331	3,186
Advisor Balanced Fund - Class T (FAB)	410,808	65,844
Advisor Equity Growth Fund - Class A (FAEGA)	53,541	125,462
Advisor Equity Income Fund - Class A (FAEIA)	188,019	238,053
Advisor Equity Income Fund - Class T (FAEI)	133,532	196,713
Advisor Growth Opportunities Fund - Class A (FAGOA)	25,675	64,962
Advisor Growth Opportunities Fund - Class T (FAGO)	457,412	487,468
Advisor High Income Advantage Fund - Class T (FAHY)	26,937	77,428
Advisor Overseas Fund - Class A (FAOA)	1	4,715
Asset Manager 50% (FAM)	147,621	235,182
Balance Sheet Investment Fund - Class A (FRBSI)	337,513	300,349
Foreign Fund - Class A (TFF)	62,844	133,449
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	278,283	917,956
Small-Mid Cap Growth Fund - Class A (FSCG)	201,654	152,372
Real Estate Fund - Class A (AREA)	172,992	276,858
Small Cap Growth Fund - Investor Class (ASCGI)	104,929	213,496
Balanced Fund: Class S (JBS)	196,037	315,428
Class T (JF)	841,665	471,564
Overseas Fund: Class S (JOS)	5,867	53,922
Twenty Fund: Class T (JTF)	2,579,480	1,662,464
Global Research Fund - Class T (JWF)	18,555	263,205
Global Research Fund - Class S (JWS)	28,415	43,725
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	1,257,241	487,898
MFS Strategic Income Fund - Class A (MSI)	314,117	514,827
Bond Fund - Institutional Service Class (NBF)	139,535	142,068
Bond Index Fund - Class A (NBIXA)	31,510	46,576
Nationwide Fund: Class A (NFA)	10,924	127,469
Nationwide Fund - Institutional Service Class (NF)	300,277	296,727
Government Bond Fund - Institutional Service Class (NGBF)	414,215	614,261
Nationwide Growth Fund - Institutional Class (NGF)	65,566	45,181
International Index Fund - Class A (NIIXA)	122	753
Investor Destinations Aggressive Fund - Service Class (IDAS)	177,888	247,354
Investor Destinations Conservative Fund - Service Class (IDCS)	69,271	144,407
Investor Destinations Moderate Fund - Service Class (IDMS)	371,708	468,331
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	348,276	694,272
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	112,241	149,951
Mid Cap Market Index Fund - Class A (NMCIXA)	100,908	242,920
Money Market Fund - Prime Shares (MMF)	2,970,664	3,690,564
Money Market Fund - Service Class (MMFR)	753,764	1,211,712
Nationwide Growth Fund - Class A (NGFA)	262,129	67,436
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	183,179	121,580
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	360,061	123,818
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	496,747	321,162
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	446,508	235,278
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	151,023	168,714
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	89,538	41,840
S&P 500 Index Fund - Service Class (NIXR)	418,917	674,459
Small Cap Index Fund - Class A (NSCIXA)	62,985	98,052
Templeton NVIT International Value Fund - Class III (NVTIV3)	165,065	98,831
Genesis Fund - Trust Class (NBGST)	958,018	1,682,760
Guardian Fund - Investor Class (NBGF)	295,805	226,046
Guardian Fund - Trust Class (NBGT)	34,493	12,735
Large Cap Value Fund: Investor Class (PF)	458,285	726,492
Large Cap Value Fund: Trust Class (NBPT)	28,317	85,455
Short Duration Bond Fund - Investor Class (NLMB)	29,632	146,229
Socially Responsive Fund - Trust Class (NBSRT)	349,282	234,581
Capital Appreciation Fund- Class A (OCAF)	211,464	147,634
Global Fund- Class A (OGF)	235,862	483,667
Global Strategic Income Fund - Class A (OSI)	73,222	636,024
PIMCO Total Return Fund - Class A (PMTRA)	266,613	462,040
VP International Fund - Class IV (ACVI4)	68,102	298,964
Capital & Income Fund (FCI)	27,704	58,686
Equity-Income Fund (FEI)	530,277	711,500
High Income Portfolio - Initial Class (FHIP)	156	34
Magellan(R) Fund (FMG)	1,136,240	797,542
Puritan Fund (FPR)	868,972	854,284
VIP Overseas Portfolio - Service Class 2 R (FO2R)	134,155	288,241

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

Templeton Foreign Securities Fund - Class 2 (TIF2)	2,973,230	251,333
Global Securities Fund/VA - Service Class (OVGSS)	6,065,220	937,449
Putnam Voyager Fund: Class A (PVF)	34,125	96,725
Putnam International Equity Fund - Class A (PUIGA)	46	75
Virtus Balanced Fund: Class A (PBF)	289,963	25,643
Advisors Small Cap Fund - Class A (WRASCA)	63,476	358,366
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)	355,223	508,765
Advantage Funds - Enterprise Fund - Investor Class (SE)	23,160	85,380
Advantage Growth Fund - Investor Class (SGR)	252,709	326,321
Advantage - Large Cap Core - Investor Class (WFLCCI)	135,846	74,203
Advantage Large Cap Growth Fund - Investor Class (STR)	196,327	211,796
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)	96,499	115,247
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)	73,044	5,723,576
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	38,839	2,960,018

Total	$40,497,073	$45,654,156

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity and Income Fund - Class A (VKEIA)
2014	0.95% to 2.05%	22,800	$13.93 to $ 13.38	$313,379	2.66%	8.03% to 6.83%
2013	0.95% to 2.05%	21,112	12.90 to 12.53	269,661	1.94%	23.77% to 22.40%
2012	0.95% to 2.05%	23,806	10.42 to 10.23	246,545	2.46%	11.81% to 10.56%
2011	0.95% to 2.05%	9,998	9.32 to 9.26	92,977	1.49%	-6.80% to -7.44%	****
Growth and Income Fund - Class A (VKGIA)
2014	0.95% to 1.65%	44,470	26.15 to 24.08	1,128,027	1.79%	9.10% to 8.33%
2013	0.95% to 1.65%	53,893	23.97 to 22.23	1,259,679	1.29%	32.57% to 31.64%
2012	0.95% to 1.65%	62,426	18.08 to 16.88	1,105,642	1.54%	13.49% to 12.68%
2011	0.95% to 1.65%	86,270	15.93 to 14.98	1,354,117	1.26%	-3.02% to -3.70%
2010	0.95% to 1.75%	107,293	16.43 to 15.44	1,738,936	1.27%	11.58% to 10.68%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2014	0.95% to 1.65%	143,438	33.06 to 30.43	4,568,841	0.00%	6.90% to 6.15%
2013	0.95% to 1.65%	165,074	30.92 to 28.67	4,935,643	0.00%	35.71% to 34.75%
2012	0.95% to 1.50%	30,739	22.79 to 21.59	688,689	0.00%	10.70% to 10.09%
2011	0.95% to 1.50%	37,463	20.58 to 19.61	759,645	0.00%	-9.97% to -10.47%
2010	0.95% to 1.50%	39,537	22.86 to 21.91	892,283	0.00%	26.13% to 25.44%
Aberdeen Small Cap Fund - Class A (PRSCA)
2014	0.95% to 1.50%	47,699	30.75 to 28.34	1,646,462	0.00%	5.72% to 5.13%
2013	0.95% to 1.50%	50,050	29.09 to 26.95	1,637,389	0.00%	40.80% to 40.02%
2012	0.95% to 1.50%	54,658	20.66 to 19.25	1,270,753	0.00%	12.98% to 12.35%
2011	0.95% to 1.50%	65,597	18.28 to 17.13	1,358,086	0.33%	-7.22% to -7.73%
2010	0.95% to 1.50%	81,745	19.71 to 18.57	1,843,302	0.36%	26.51% to 25.81%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2014	1.30%	45,516	10.79	491,057	2.16%	-2.76%
2013	1.30%	50,873	11.10	564,456	1.28%	-4.33%
2012	1.30%	64,761	11.60	751,061	1.11%	3.32%
2011	1.30%	69,098	11.22	775,593	3.12%	2.46%
2010	1.30%	80,749	10.96	884,615	5.34%	3.84%
U.S. Equity Fund - Institutional Service Class (ADUES)
2014	1.30%	100,216	16.55	1,658,192	1.03%	6.55%
2013	1.30%	111,074	15.53	1,724,931	1.07%	25.99%
2012	1.30%	115,225	12.33	1,420,282	1.04%	14.83%
2011	1.30%	136,054	10.73	1,460,438	0.22%	7.34%	****
International Growth Fund: Class A (TCIGA)
2014	0.95% to 1.50%	7,021	10.90 to 10.04	73,087	0.69%	-6.43% to -6.95%
2013	0.95% to 1.50%	9,349	11.64 to 10.79	105,277	0.97%	21.40% to 20.72%
2012	0.95% to 1.50%	10,666	9.59 to 8.94	99,315	1.46%	20.43% to 19.76%
2011	0.95% to 1.50%	12,184	7.97 to 7.46	94,360	0.74%	-12.91% to -13.39%
2010	0.95% to 1.50%	12,326	9.15 to 8.62	109,871	0.90%	12.38% to 11.76%
International Growth Fund - Investor Class (TCIGR)
2014	1.30%	15,665	30.95	484,804	0.98%	-6.57%
2013	1.30%	16,745	33.13	554,689	1.49%	21.35%
2012	1.30%	21,618	27.30	590,110	1.79%	20.28%
2011	1.30%	26,185	22.69	594,261	1.22%	-12.99%
2010	1.30%	31,164	26.08	812,813	1.42%	12.22%
Growth Fund - Investor Class (TCG)
2014	0.95% to 1.50%	108,782	12.47 to 11.49	5,723,007	0.27%	10.17% to 9.56%
2013	0.95% to 1.50%	134,560	11.32 to 10.49	6,073,758	0.36%	28.14% to 27.43%
2012	0.95% to 1.50%	144,835	8.83 to 8.23	5,593,908	0.87%	12.83% to 12.20%
2011	0.95% to 1.50%	171,700	7.83 to 7.34	5,522,792	0.46%	-1.84% to -2.38%
2010	0.95% to 1.50%	173,962	7.97 to 7.51	5,990,131	0.36%	16.52% to 15.87%
Income & Growth Fund - Class A (ACIGA)
2014	0.95% to 1.90%	114,739	15.84 to 13.75	1,755,481	1.82%	11.15% to 10.09%
2013	0.95% to 1.90%	126,524	14.25 to 12.49	1,745,830	1.98%	34.09% to 32.81%
2012	0.95% to 1.90%	149,912	10.63 to 9.40	1,544,799	1.87%	13.21% to 12.12%
2011	0.95% to 1.90%	156,001	9.39 to 8.39	1,424,932	1.31%	1.75% to 0.77%
2010	0.95% to 1.90%	170,813	9.22 to 8.32	1,536,531	1.19%	12.75% to 11.67%
Income & Growth Fund - Investor Class (IGF)
2014	1.30%	108,068	31.67	3,422,213	2.09%	11.05%
2013	1.30%	115,075	28.52	3,281,439	2.29%	33.96%
2012	1.30%	115,520	21.29	2,459,020	2.08%	13.03%
2011	1.30%	134,955	18.83	2,541,597	1.55%	1.68%
2010	1.30%	153,519	18.52	2,843,369	1.43%	12.62%
Short-Term Government Fund - Investor Class (BSTG)
2014	0.95% to 1.90%	74,772	13.36 to 11.60	1,422,021	0.43%	-0.63% to -1.58%
2013	0.95% to 1.90%	77,831	13.45 to 11.79	1,508,883	0.21%	-1.35% to -2.30%
2012	0.95% to 1.90%	108,398	13.63 to 12.07	2,048,340	0.33%	-0.66% to -1.61%
2011	0.95% to 1.90%	110,359	13.72 to 12.26	2,123,419	0.76%	0.58% to -0.39%
2010	0.95% to 1.90%	118,333	13.65 to 12.31	2,342,931	1.02%	1.30% to 0.33%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ultra(R) Fund - Investor Class (TCUL)
2014	0.95% to 1.65%	265,770	$12.32 to $ 11.10	$7,044,948	0.32%	8.87% to 8.10%
2013	0.95% to 1.65%	292,723	11.32 to 10.27	7,193,793	0.32%	35.61% to 34.66%
2012	0.95% to 1.65%	328,206	8.35 to 7.63	5,953,373	0.48%	13.09% to 12.29%
2011	0.95% to 1.65%	376,005	7.38 to 6.79	6,007,201	0.00%	0.23% to -0.47%
2010	0.95% to 1.65%	421,165	7.36 to 6.83	6,649,134	0.22%	15.46% to 14.64%
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2014	1.30%	47,405	19.14	907,332	5.78%	-1.77%
2013	1.30%	51,699	19.49	1,007,394	6.65%	7.67%
2012	1.30%	53,365	18.10	965,740	7.53%	16.19%
2011	1.30%	43,302	15.58	674,459	8.10%	0.87%
2010	1.30%	48,155	15.44	743,548	8.90%	15.15%
Appreciation Fund, Inc. (DAF)
2014	0.95% to 1.90%	162,046	15.59 to 13.53	2,912,278	1.65%	7.24% to 6.21%
2013	0.95% to 1.90%	178,829	14.53 to 12.74	3,000,290	1.74%	20.30% to 19.14%
2012	0.95% to 1.90%	201,744	12.08 to 10.69	2,764,269	1.64%	9.13% to 8.08%
2011	0.95% to 1.90%	221,462	11.07 to 9.89	2,788,053	1.43%	6.60% to 5.58%
2010	0.95% to 1.90%	224,836	10.39 to 9.37	2,647,383	1.19%	14.16% to 13.07%
Balanced Opportunity Fund - Class Z (DPBOZ)
2014	0.95% to 1.60%	54,674	15.17 to 14.20	801,868	0.99%	6.57% to 5.87%
2013	0.95% to 1.60%	61,290	14.23 to 13.41	848,406	0.99%	20.01% to 19.22%
2012	0.95% to 1.60%	66,287	11.86 to 11.25	766,707	1.20%	12.35% to 11.61%
2011	0.95% to 1.60%	73,716	10.56 to 10.08	761,263	1.26%	-2.67% to -3.31%
2010	0.95% to 1.60%	93,691	10.85 to 10.42	997,784	1.44%	12.23% to 11.49%
Dreyfus S&P 500 Index Fund (DSPI)
2014	1.30%	252,626	49.13	12,412,242	1.56%	11.68%
2013	1.30%	267,603	44.00	11,773,528	1.64%	30.05%
2012	1.30%	276,731	33.83	9,362,126	1.78%	13.95%
2011	1.30%	308,314	29.69	9,153,730	1.50%	0.33%
2010	1.30%	333,365	29.59	9,864,563	1.53%	13.07%
Intermediate Term Income Fund - Class A (DPITIA)
2014	1.30%	133,452	12.99	1,734,129	1.95%	3.41%
2013	1.30%	107,842	12.57	1,355,191	2.36%	-2.59%
2012	1.30%	117,378	12.90	1,514,251	2.33%	5.79%
2011	1.30%	126,265	12.19	1,539,777	2.93%	5.92%
2010	1.30%	134,162	11.51	1,544,674	3.80%	7.60%
Opportunistic Small Cap Fund (DROSC)
2014	0.95% to 1.50%	6,952	18.77 to 18.45	128,968	0.00%	0.05% to -0.50%
2013	0.95% to 1.50%	6,750	18.76 to 18.54	125,788	0.00%	46.38% to 45.57%
2012	1.20% to 1.25%	1,580	12.78 to 12.77	20,186	0.00%	19.28% to 19.22%
2011	1.20% to 1.25%	735	10.71	7,873	0.00%	7.12% to 7.11%	****
Third Century Fund, Inc. - Class Z (DTC)
2014	0.95% to 1.45%	31,270	11.29 to 10.48	851,123	0.98%	12.07% to 11.51%
2013	0.95% to 1.45%	28,649	10.07 to 9.40	650,096	1.21%	32.81% to 32.14%
2012	0.95% to 1.45%	30,148	7.58 to 7.11	526,210	0.67%	10.60% to 10.04%
2011	0.95% to 1.45%	31,777	6.86 to 6.46	531,455	0.64%	-0.26% to -0.76%
2010	0.95% to 1.50%	39,481	6.87 to 6.48	637,482	0.59%	13.41% to 12.78%
Bond Fund - Class F Shares (FBDF)
2014	0.95% to 2.05%	77,607	22.40 to 19.02	1,792,897	4.18%	4.76% to 3.59%
2013	0.95% to 2.05%	88,730	21.39 to 18.36	1,963,068	4.42%	-0.17% to -1.28%
2012	0.95% to 2.05%	99,418	21.42 to 18.60	2,212,934	4.89%	9.17% to 7.96%
2011	0.95% to 2.05%	84,745	19.62 to 17.23	1,737,713	5.39%	5.01% to 3.84%
2010	0.95% to 2.05%	103,684	18.69 to 16.59	2,029,593	6.06%	9.80% to 8.58%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2014	1.20% to 1.45%	2,459	14.29 to 13.79	34,787	1.47%	6.34% to 6.07%
2013	0.95% to 1.45%	4,171	13.90 to 13.00	56,170	1.41%	30.07% to 29.41%
2012	0.95% to 1.45%	5,018	10.69 to 10.04	52,061	2.78%	9.83% to 9.27%
2011	0.95% to 1.45%	11,965	9.73 to 9.19	112,671	2.61%	6.15% to 5.62%
2010	0.95% to 1.45%	12,695	9.17 to 8.70	112,991	2.73%	10.29% to 9.74%
High Yield Trust (FHYT)
2014	0.95% to 1.90%	138,496	23.82 to 20.68	3,162,569	4.86%	3.06% to 2.07%
2013	0.95% to 1.90%	165,948	23.11 to 20.26	3,677,026	5.23%	11.12% to 10.05%
2012	0.95% to 1.90%	157,579	20.80 to 18.41	3,126,738	6.44%	17.21% to 16.08%
2011	0.95% to 1.90%	137,795	17.75 to 15.86	2,325,698	6.65%	2.50% to 1.52%
2010	0.95% to 1.90%	190,156	17.31 to 15.62	3,183,303	7.00%	15.29% to 14.18%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2014	0.95% to 1.90%	46,777	$17.90 to $ 15.60	$821,606	3.56%	3.05% to 2.06%
2013	0.95% to 1.90%	25,007	17.37 to 15.29	416,260	3.86%	0.00% to -0.96%
2012	0.95% to 1.90%	37,865	17.37 to 15.43	636,525	4.01%	8.33% to 7.28%
2011	0.95% to 1.90%	41,523	16.03 to 14.39	648,172	4.38%	1.90% to 0.92%
2010	0.95% to 1.90%	56,098	15.73 to 14.25	863,714	4.49%	6.02% to 5.00%
Advisor Balanced Fund - Class A (FABA)
2014	0.95% to 1.50%	7,647	17.44 to 16.08	127,980	1.12%	8.79% to 8.18%
2013	0.95% to 1.50%	7,548	16.03 to 14.86	116,485	1.04%	19.06% to 18.40%
2012	0.95% to 1.50%	10,391	13.47 to 12.55	135,160	1.26%	11.32% to 10.70%
2011	0.95% to 1.50%	17,211	12.10 to 11.34	202,783	1.45%	0.40% to -0.16%
2010	0.95% to 1.50%	23,021	12.05 to 11.35	270,598	1.64%	12.19% to 11.57%
Advisor Balanced Fund - Class T (FAB)
2014	1.30%	76,575	24.25	1,856,690	0.87%	8.16%
2013	1.30%	66,146	22.42	1,482,843	0.87%	18.39%
2012	1.30%	66,501	18.94	1,259,205	1.21%	10.64%
2011	1.30%	59,697	17.11	1,021,638	1.32%	-0.11%
2010	1.30%	63,448	17.13	1,087,007	1.43%	11.54%
Advisor Equity Growth Fund - Class A (FAEGA)
2014	0.95% to 1.65%	68,164	12.14 to 10.98	792,514	0.00%	9.85% to 9.07%
2013	0.95% to 1.65%	73,519	11.05 to 10.06	781,979	0.00%	34.35% to 33.40%
2012	0.95% to 1.65%	76,497	8.23 to 7.54	607,246	0.00%	13.10% to 12.30%
2011	0.95% to 1.65%	95,472	7.27 to 6.72	671,499	0.00%	-0.98% to -1.68%
2010	0.95% to 1.65%	103,042	7.35 to 6.83	734,881	0.00%	22.39% to 21.53%
Advisor Equity Income Fund - Class A (FAEIA)
2014	0.95% to 1.90%	107,331	20.40 to 17.71	2,086,190	2.31%	7.37% to 6.34%
2013	0.95% to 1.90%	113,997	19.00 to 16.65	2,073,968	1.96%	26.27% to 25.06%
2012	0.95% to 1.90%	126,885	15.04 to 13.32	1,832,057	2.47%	15.70% to 14.58%
2011	0.95% to 1.90%	150,911	13.00 to 11.62	1,896,404	1.98%	-0.52% to -1.47%
2010	0.95% to 1.90%	178,554	13.07 to 11.79	2,267,212	1.34%	12.22% to 11.14%
Advisor Equity Income Fund - Class T (FAEI)
2014	1.30%	58,254	30.57	1,781,059	2.03%	6.72%
2013	1.30%	62,482	28.65	1,789,970	1.69%	25.58%
2012	1.30%	76,388	22.81	1,742,583	2.26%	15.06%
2011	1.30%	82,492	19.83	1,635,451	1.75%	-1.09%
2010	1.30%	91,181	20.04	1,827,597	1.15%	11.66%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2014	0.95% to 1.50%	44,201	14.32 to 13.20	608,153	0.00%	10.63% to 10.02%
2013	0.95% to 1.50%	46,725	12.95 to 12.00	582,728	0.00%	35.26% to 34.51%
2012	0.95% to 1.50%	50,561	9.57 to 8.92	467,341	0.00%	17.84% to 17.18%
2011	0.95% to 1.50%	44,584	8.12 to 7.61	349,256	0.00%	0.94% to 0.38%
2010	0.95% to 1.50%	51,072	8.05 to 7.58	398,386	0.00%	22.52% to 21.84%
Advisor Growth Opportunities Fund - Class T (FAGO)
2014	1.30%	113,907	24.22	2,758,344	0.00%	9.99%
2013	1.30%	114,109	22.02	2,512,346	0.00%	34.52%
2012	1.30%	118,799	16.37	1,944,381	0.00%	17.19%
2011	1.30%	127,085	13.97	1,774,960	0.00%	0.42%
2010	1.30%	137,050	13.91	1,906,065	0.00%	21.81%
Advisor High Income Advantage Fund - Class T (FAHY)
2014	0.95% to 1.90%	20,719	25.22 to 21.90	617,855	4.06%	2.88% to 1.89%
2013	0.95% to 1.90%	23,033	24.52 to 21.49	670,355	4.52%	9.02% to 7.97%
2012	0.95% to 1.90%	26,281	22.49 to 19.90	702,423	4.94%	16.98% to 15.85%
2011	0.95% to 1.90%	25,766	19.22 to 17.18	601,339	6.11%	-1.11% to -2.05%
2010	0.95% to 1.90%	29,851	19.44 to 17.54	702,816	6.72%	16.79% to 15.67%
Advisor Overseas Fund - Class A (FAOA)
2014	1.20% to 1.50%	68	12.36 to 11.84	839	0.02%	-9.70% to -9.97%
2013	0.95% to 1.50%	409	14.16 to 13.15	5,729	0.77%	29.43% to 28.71%
2012	0.95% to 1.50%	592	10.94 to 10.22	6,362	1.50%	19.62% to 18.95%
2011	0.95% to 1.50%	678	9.14 to 8.59	6,087	1.33%	-18.65% to -19.10%
2010	0.95% to 1.50%	678	11.24 to 10.62	7,495	1.08%	12.02% to 11.40%
Asset Manager 50% (FAM)
2014	1.30%	49,475	30.52	1,510,078	1.53%	4.11%
2013	1.30%	55,673	29.32	1,632,199	1.40%	12.48%
2012	1.30%	63,385	26.07	1,652,169	1.58%	9.92%
2011	1.30%	67,768	23.71	1,607,050	1.77%	-1.93%
2010	1.30%	71,921	24.18	1,739,186	1.80%	12.04%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balance Sheet Investment Fund - Class A (FRBSI)
2014	0.95% to 1.65%	59,720	$29.87 to $ 27.00	$1,702,575	0.31%	-0.23% to -0.94%
2013	0.95% to 1.65%	66,572	29.94 to 27.26	1,908,757	1.16%	35.32% to 34.36%
2012	0.95% to 1.65%	87,231	22.13 to 20.29	1,861,773	1.43%	14.54% to 13.73%
2011	0.95% to 1.65%	109,046	19.32 to 17.84	2,042,848	0.50%	-7.25% to -7.90%
2010	0.95% to 1.65%	131,609	20.83 to 19.37	2,673,167	1.51%	20.69% to 19.84%
Foreign Fund - Class A (TFF)
2014	0.95% to 1.65%	41,215	19.02 to 17.14	1,049,640	2.43%	-11.65% to -12.27%
2013	0.95% to 1.65%	45,279	21.52 to 19.54	1,311,578	1.40%	25.96% to 25.07%
2012	0.95% to 1.65%	50,054	17.09 to 15.62	1,157,090	2.25%	17.43% to 16.59%
2011	0.95% to 1.65%	54,681	14.55 to 13.40	1,079,973	2.10%	-13.54% to -14.15%
2010	0.95% to 1.65%	71,757	16.83 to 15.60	1,633,935	1.76%	7.47% to 6.71%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2014	0.95% to 1.90%	183,117	23.68 to 20.56	4,434,449	2.81%	6.28% to 5.26%
2013	0.95% to 1.90%	213,654	22.28 to 19.53	4,872,229	1.37%	26.53% to 25.32%
2012	0.95% to 1.90%	236,898	17.61 to 15.59	4,280,497	1.88%	13.66% to 12.56%
2011	0.95% to 1.90%	273,575	15.50 to 13.85	4,361,527	2.01%	-2.72% to -3.65%
2010	0.95% to 1.90%	326,468	15.93 to 14.37	5,359,725	2.77%	10.35% to 9.30%
Small-Mid Cap Growth Fund - Class A (FSCG)
2014	0.95% to 1.80%	78,722	14.34 to 12.63	1,084,690	0.00%	6.51% to 5.60%
2013	0.95% to 1.80%	87,928	13.46 to 11.96	1,142,548	0.00%	37.27% to 36.09%
2012	0.95% to 1.80%	100,576	9.81 to 8.79	955,270	0.00%	9.73% to 8.78%
2011	0.95% to 1.80%	115,534	8.94 to 8.08	1,002,423	0.00%	-5.80% to -6.60%
2010	0.95% to 1.80%	126,663	9.49 to 8.65	1,170,673	0.00%	27.22% to 26.12%
Real Estate Fund - Class A (AREA)
2014	0.95% to 1.90%	66,038	14.43 to 13.94	943,469	0.85%	26.90% to 25.69%
2013	0.95% to 1.90%	76,528	11.37 to 11.09	864,545	1.06%	0.82% to -0.15%
2012	0.95% to 1.90%	88,466	11.28 to 11.10	993,612	0.39%	15.44% to 14.33%
2011	0.95% to 1.90%	120,617	9.77 to 9.71	1,176,920	0.46%	-2.31% to -2.88%	****
Small Cap Growth Fund - Investor Class (ASCGI)
2014	0.95% to 1.65%	19,342	19.32 to 18.16	365,490	0.00%	6.65% to 5.90%
2013	0.95% to 1.65%	28,006	18.11 to 17.14	499,925	0.05%	38.58% to 37.61%
2012	0.95% to 1.65%	27,450	13.07 to 12.46	353,980	0.00%	17.21% to 16.38%
2011	0.95% to 1.65%	52,838	11.15 to 10.71	585,308	0.00%	-2.17% to -2.86%
2010	0.95% to 1.65%	31,371	11.40 to 11.02	354,081	0.00%	25.07% to 24.19%
Balanced Fund: Class S (JBS)
2014	0.95% to 1.65%	70,464	17.37 to 16.71	1,208,627	1.68%	7.07% to 6.31%
2013	0.95% to 1.65%	81,019	16.23 to 15.72	1,301,744	1.43%	18.15% to 17.31%
2012	0.95% to 1.65%	89,940	13.73 to 13.40	1,226,845	2.19%	11.61% to 10.82%
2011	0.95% to 1.65%	98,460	12.31 to 12.09	1,206,245	1.83%	0.11% to -0.60%
2010	0.95% to 1.65%	92,967	12.29 to 12.16	1,139,235	1.95%	6.49% to 5.74%
Class T (JF)
2014	0.95% to 2.05%	167,322	10.16 to 8.63	4,062,395	1.52%	11.71% to 10.47%
2013	0.95% to 2.05%	182,285	9.10 to 7.81	4,008,881	0.33%	28.41% to 26.98%
2012	0.95% to 2.05%	198,550	7.09 to 6.15	3,390,414	0.59%	16.62% to 15.32%
2011	0.95% to 2.05%	226,017	6.08 to 5.33	3,341,605	0.41%	-6.77% to -7.81%
2010	0.95% to 2.05%	264,736	6.52 to 5.79	4,160,420	0.23%	10.16% to 8.93%
Overseas Fund: Class S (JOS)
2014	0.95% to 1.50%	11,462	10.39 to 10.07	116,990	0.41%	-14.75% to -15.23%
2013	0.95% to 1.50%	15,425	12.18 to 11.88	185,541	3.25%	10.78% to 10.17%
2012	0.95% to 1.50%	24,526	11.00 to 10.79	267,822	2.39%	11.03% to 10.41%
2011	0.95% to 1.50%	32,863	9.91 to 9.77	323,703	0.00%	-33.56% to -33.93%
2010	0.95% to 1.50%	32,990	14.91 to 14.79	490,290	0.00%	17.85% to 17.19%
Twenty Fund: Class T (JTF)
2014	0.95% to 1.90%	353,227	12.16 to 10.55	16,372,264	1.37%	7.91% to 6.87%
2013	0.95% to 1.90%	379,233	11.27 to 9.88	16,532,140	0.68%	31.84% to 30.58%
2012	0.95% to 1.90%	420,544	8.55 to 7.56	13,947,114	0.70%	21.15% to 19.99%
2011	0.95% to 1.90%	466,181	7.05 to 6.30	12,669,534	0.07%	-9.06% to -9.93%
2010	0.95% to 1.90%	554,286	7.76 to 7.00	16,144,328	0.24%	5.96% to 4.94%
Global Research Fund - Class T (JWF)
2014	1.10% to 1.45%	97,348	8.49 to 8.06	1,993,197	0.90%	6.07% to 5.70%
2013	1.10% to 1.45%	108,848	8.00 to 7.62	2,113,967	0.50%	26.12% to 25.67%
2012	0.95% to 1.45%	119,817	6.47 to 6.07	1,851,784	1.01%	18.70% to 18.10%
2011	0.95% to 1.45%	136,743	5.45 to 5.14	1,794,282	0.61%	-14.66% to -15.09%
2010	0.95% to 1.45%	159,288	6.39 to 6.05	2,468,371	0.47%	14.52% to 13.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Research Fund - Class S (JWS)
2014	0.95% to 1.65%	15,065	$18.84 to $ 18.12	$279,454	0.66%	5.96% to 5.21%
2013	0.95% to 1.65%	15,783	17.78 to 17.22	276,976	0.22%	25.98% to 25.09%
2012	0.95% to 1.65%	16,415	14.11 to 13.76	229,314	0.73%	18.41% to 17.57%
2011	0.95% to 1.65%	16,166	11.92 to 11.71	191,270	0.33%	-14.87% to -15.47%
2010	0.95% to 1.65%	18,742	14.00 to 13.85	261,201	0.11%	15.73% to 14.91%
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2014	0.95% to 1.90%	93,866	31.89 to 27.69	3,149,797	0.00%	9.96% to 8.90%
2013	0.95% to 1.90%	90,667	29.00 to 25.42	2,776,184	0.08%	34.08% to 32.80%
2012	0.95% to 1.90%	91,719	21.63 to 19.14	2,101,085	0.00%	13.97% to 12.87%
2011	0.95% to 1.90%	99,730	18.98 to 16.96	2,010,952	0.00%	-10.95% to -11.80%
2010	0.95% to 1.90%	104,955	21.31 to 19.23	2,383,031	0.00%	22.19% to 21.02%
MFS Strategic Income Fund - Class A (MSI)
2014	1.30%	67,591	18.62	1,258,816	4.16%	1.64%
2013	1.30%	80,144	18.32	1,468,519	4.50%	-0.02%
2012	1.30%	85,387	18.33	1,564,949	4.66%	9.27%
2011	1.30%	79,260	16.77	1,329,413	5.00%	2.98%
2010	1.30%	70,649	16.29	1,150,745	5.24%	8.47%
Bond Fund - Institutional Service Class (NBF)
2014	0.95% to 2.05%	21,922	20.38 to 17.30	1,296,391	3.55%	3.38% to 2.23%
2013	0.95% to 2.05%	22,788	19.72 to 16.92	1,304,321	3.32%	-1.29% to -2.39%
2012	0.95% to 2.05%	23,941	19.97 to 17.34	1,436,368	3.50%	7.29% to 6.09%
2011	0.95% to 2.05%	25,913	18.62 to 16.34	1,423,676	3.73%	5.60% to 4.43%
2010	0.95% to 2.05%	27,488	17.63 to 15.65	1,458,334	3.87%	7.08% to 5.89%
Bond Index Fund - Class A (NBIXA)
2014	0.95% to 1.50%	22,202	17.13 to 15.83	361,672	2.06%	4.46% to 3.88%
2013	0.95% to 1.50%	23,523	16.40 to 15.23	368,848	2.18%	-3.72% to -4.26%
2012	0.95% to 1.65%	25,593	17.03 to 15.62	418,504	2.40%	2.65% to 1.92%
2011	0.95% to 1.65%	24,974	16.59 to 15.32	398,381	2.84%	6.10% to 5.35%
2010	0.95% to 1.65%	25,410	15.64 to 14.55	384,194	3.31%	4.90% to 4.16%
Nationwide Fund: Class A (NFA)
2014	0.95% to 1.60%	77,761	15.27 to 14.89	1,173,418	0.94%	10.90% to 10.17%
2013	0.95% to 1.65%	85,685	13.77 to 13.50	1,169,775	0.97%	28.85% to 27.94%
2012	0.95% to 1.65%	101,501	10.69 to 10.55	1,078,616	1.15%	13.15% to 12.35%
2011	0.95% to 1.65%	123,484	9.45 to 9.39	1,163,324	0.90%	-5.54% to -6.10%	****
Nationwide Fund - Institutional Service Class (NF)
2014	0.95% to 1.65%	35,669	15.67 to 14.12	2,992,253	1.20%	11.11% to 10.33%
2013	0.95% to 1.65%	32,016	14.10 to 12.80	2,699,788	1.24%	29.20% to 28.28%
2012	0.95% to 1.65%	37,854	10.91 to 9.98	2,267,416	1.39%	13.40% to 12.60%
2011	0.95% to 1.65%	46,198	9.62 to 8.86	2,542,778	1.11%	-0.56% to -1.26%
2010	0.95% to 1.65%	46,193	9.68 to 8.97	2,789,416	0.75%	11.70% to 10.91%
Government Bond Fund - Institutional Service Class (NGBF)
2014	0.95% to 1.90%	119,423	18.32 to 15.90	2,319,621	1.55%	3.12% to 2.13%
2013	0.95% to 1.90%	130,723	17.76 to 15.57	2,460,567	1.11%	-4.34% to -5.26%
2012	0.95% to 1.90%	192,258	18.57 to 16.44	3,791,513	2.03%	2.69% to 1.70%
2011	0.95% to 1.90%	187,137	18.08 to 16.16	3,554,137	2.77%	6.30% to 5.28%
2010	0.95% to 1.90%	212,672	17.01 to 15.35	3,770,750	2.86%	3.96% to 2.96%
Nationwide Growth Fund - Institutional Class (NGF)
2014	0.95% to 1.45%	5,794	10.73 to 9.96	353,718	0.45%	13.43% to 12.86%
2013	0.95% to 1.45%	6,320	9.46 to 8.82	349,576	0.48%	29.77% to 29.12%
2012	0.95% to 1.45%	10,666	7.29 to 6.83	326,783	0.56%	12.17% to 11.61%
2011	0.95% to 1.45%	11,617	6.50 to 6.12	364,967	0.00%	-2.72% to -3.21%
2010	0.95% to 1.45%	12,752	6.68 to 6.33	444,748	0.08%	20.63% to 20.02%
International Index Fund - Class A (NIIXA)
2014	1.10% to 1.45%	284	12.56 to 11.94	3,533	2.72%	-7.16% to -7.49%
2013	1.10% to 1.45%	335	13.53 to 12.91	4,502	2.19%	19.98% to 19.56%
2012	1.10% to 1.45%	492	11.28 to 10.80	5,493	2.54%	16.73% to 16.32%
2011	1.10% to 1.45%	648	9.66 to 9.28	6,158	2.06%	-14.07% to -14.38%
2010	1.10% to 1.45%	1,477	11.24 to 10.84	16,387	2.33%	6.29% to 5.92%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2014	0.95% to 1.65%	88,686	16.19 to 14.64	1,369,144	1.66%	3.39% to 2.66%
2013	0.95% to 1.65%	97,693	15.66 to 14.26	1,462,006	1.60%	25.05% to 24.16%
2012	0.95% to 1.65%	119,470	12.52 to 11.48	1,436,962	1.82%	14.86% to 14.04%
2011	0.95% to 1.65%	130,269	10.90 to 10.07	1,370,187	1.36%	-5.01% to -5.68%
2010	0.95% to 1.65%	146,892	11.48 to 10.67	1,635,176	1.46%	13.48% to 12.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Investor Destinations Conservative Fund - Service Class (IDCS)
2014	0.95% to 1.50%	52,690	$14.74 to $ 13.61	$750,420	1.63%	2.58% to 2.01%
2013	0.95% to 1.50%	58,486	14.37 to 13.35	815,300	1.47%	2.83% to 2.26%
2012	0.95% to 1.60%	66,093	13.97 to 12.89	896,075	1.79%	4.08% to 3.39%
2011	0.95% to 1.60%	82,979	13.42 to 12.47	1,085,216	1.77%	1.91% to 1.24%
2010	0.95% to 1.60%	127,050	13.17 to 12.31	1,642,995	1.79%	4.86% to 4.17%
Investor Destinations Moderate Fund - Service Class (IDMS)
2014	0.95% to 1.90%	270,666	16.07 to 14.01	4,148,832	1.73%	2.99% to 2.01%
2013	0.95% to 1.90%	287,846	15.61 to 13.74	4,302,408	1.53%	14.44% to 13.34%
2012	0.95% to 1.90%	366,259	13.64 to 12.12	4,826,998	1.75%	9.90% to 8.84%
2011	0.95% to 1.90%	400,899	12.41 to 11.13	4,824,358	1.61%	-1.05% to -1.99%
2010	0.95% to 1.90%	434,421	12.54 to 11.36	5,299,735	1.76%	9.68% to 8.63%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2014	0.95% to 1.90%	226,683	16.42 to 14.31	3,563,846	1.70%	3.26% to 2.27%
2013	0.95% to 1.90%	258,330	15.90 to 13.99	3,954,185	1.68%	20.53% to 19.37%
2012	0.95% to 1.90%	267,649	13.19 to 11.72	3,405,974	1.81%	12.73% to 11.64%
2011	0.95% to 1.90%	319,033	11.70 to 10.50	3,622,528	1.48%	-3.12% to -4.05%
2010	0.95% to 1.90%	356,351	12.08 to 10.94	4,193,939	1.69%	11.72% to 10.65%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2014	0.95% to 1.60%	70,183	15.80 to 14.38	1,057,612	1.72%	2.92% to 2.25%
2013	0.95% to 1.60%	74,480	15.35 to 14.07	1,095,259	1.43%	8.41% to 7.70%
2012	0.95% to 1.60%	98,732	14.16 to 13.06	1,350,787	1.86%	7.08% to 6.37%
2011	0.95% to 1.60%	105,880	13.22 to 12.28	1,358,685	1.74%	0.99% to 0.33%
2010	0.95% to 1.60%	119,444	13.09 to 12.24	1,524,417	1.94%	7.40% to 6.70%
Mid Cap Market Index Fund - Class A (NMCIXA)
2014	0.95% to 1.65%	36,141	26.07 to 23.56	907,289	0.77%	8.04% to 7.28%
2013	0.95% to 1.65%	44,149	24.13 to 21.96	1,031,349	0.75%	31.46% to 30.53%
2012	0.95% to 1.65%	42,441	18.35 to 16.83	753,058	0.86%	16.07% to 15.25%
2011	0.95% to 1.65%	56,719	15.81 to 14.60	871,695	0.55%	-3.73% to -4.41%
2010	0.95% to 1.65%	63,048	16.42 to 15.27	1,011,201	0.77%	24.66% to 23.78%
Money Market Fund - Prime Shares (MMF)
2014	1.30%	306,037	29.30 to 23.12	7,097,673	0.00%	-1.30%
2013	1.30%	332,842	23.43 to 29.69	7,817,587	0.00%	-1.30%
2012	1.30%	364,519	23.74 to 30.08	8,658,809	0.00%	-1.30%
2011	1.30%	351,137	24.05 to 30.48	8,451,515	0.00%	-1.30%
2010	1.30%	364,267	24.37 to 30.88	8,886,266	0.00%	-1.30%
Money Market Fund - Service Class (MMFR)
2014	0.95% to 1.90%	308,529	10.93 to 9.49	3,260,465	0.00%	-0.95% to -1.90%
2013	0.95% to 1.90%	347,174	11.03 to 9.67	3,718,433	0.00%	-0.95% to -1.90%
2012	0.95% to 1.90%	364,191	11.14 to 9.86	3,942,002	0.00%	-0.95% to -1.91%
2011	0.95% to 1.90%	379,129	11.24 to 10.05	4,151,623	0.00%	-0.95% to -1.89%
2010	0.95% to 1.90%	404,615	11.35 to 10.24	4,484,839	0.00%	-0.95% to -1.90%
Nationwide Growth Fund - Class A (NGFA)
2014	0.95% to 1.45%	32,918	21.52 to 20.35	683,482	0.18%	13.11% to 12.54%
2013	0.95% to 1.45%	29,293	19.03 to 18.09	539,660	0.20%	29.29% to 28.64%
2012	0.95% to 1.45%	32,183	14.72 to 14.06	460,749	0.32%	11.87% to 11.30%
2011	0.95% to 1.45%	32,512	13.16 to 12.63	417,301	0.00%	-2.89% to -3.38%
2010	0.95% to 1.45%	37,104	13.55 to 13.07	491,695	0.00%	20.28% to 19.67%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	1.30%	98,227	17.92	1,759,882	1.68%	3.62%
2013	1.30%	95,124	17.29	1,644,739	1.73%	25.59%
2012	1.30%	92,312	13.77	1,270,859	1.60%	14.39%
2011	1.30%	94,736	12.03	1,140,129	1.77%	-5.18%
2010	1.30%	120,224	12.69	1,525,879	1.65%	13.14%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	1.30%	45,138	13.42	605,703	2.41%	2.54%
2013	1.30%	28,612	13.09	374,432	1.64%	3.47%
2012	1.30%	31,472	12.65	398,051	1.96%	3.81%
2011	1.30%	26,297	12.18	320,407	2.28%	1.60%
2010	1.30%	18,103	11.99	217,106	2.48%	4.52%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.95% to 1.45%	193,361	17.18 to 16.69	3,132,038	1.74%	4.18% to 3.66%
2013	0.95% to 1.45%	183,038	16.49 to 16.11	2,855,822	1.76%	15.52% to 14.94%
2012	0.95% to 1.45%	173,919	14.28 to 14.01	2,357,754	1.49%	9.76% to 9.20%
2011	0.95% to 1.45%	188,919	13.01 to 12.83	2,340,885	2.13%	-0.99% to -1.49%
2010	0.95% to 1.60%	183,117	13.14 to 12.99	2,302,891	1.93%	9.86% to 9.14%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	1.30%	199,795	$17.30	$3,456,443	1.75%	3.59%
2013	1.30%	188,259	16.70	3,143,922	1.68%	20.79%
2012	1.30%	204,481	13.83	2,827,149	1.63%	12.28%
2011	1.30%	222,295	12.31	2,737,353	2.02%	-3.40%
2010	1.30%	210,735	12.75	2,686,238	1.82%	11.37%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	1.30%	64,027	14.98	959,325	1.80%	3.38%
2013	1.30%	66,850	14.49	968,894	1.74%	9.06%
2012	1.30%	68,753	13.29	913,706	1.72%	6.63%
2011	1.30%	64,339	12.46	801,865	2.27%	0.74%
2010	1.30%	58,117	12.37	719,009	2.04%	7.11%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	1.20% to 1.45%	19,793	10.91 to 10.73	214,687	2.09%	-2.54% to -2.78%
2013	1.20% to 1.45%	16,610	11.20 to 11.04	185,035	1.04%	19.62% to 19.32%
2012	1.20% to 1.45%	12,862	9.36 to 9.25	119,893	0.39%	14.13% to 13.84%
2011	1.10% to 1.45%	12,851	8.23 to 8.13	105,080	1.26%	-10.62% to -10.93%
2010	1.10% to 1.45%	8,906	9.21 to 9.12	81,599	0.83%	12.55% to 12.16%
S&P 500 Index Fund - Service Class (NIXR)
2014	0.95% to 2.05%	216,291	14.80 to 12.57	3,296,759	1.42%	11.98% to 10.74%
2013	0.95% to 2.05%	241,912	13.22 to 11.35	3,316,711	1.63%	30.41% to 28.96%
2012	0.95% to 2.05%	245,704	10.14 to 8.80	2,572,395	1.63%	14.24% to 12.97%
2011	0.95% to 2.05%	250,592	8.87 to 7.79	2,289,393	1.42%	0.51% to -0.61%
2010	0.95% to 2.05%	287,834	8.83 to 7.84	2,633,472	1.47%	13.30% to 12.05%
Small Cap Index Fund - Class A (NSCIXA)
2014	0.95% to 1.65%	23,429	22.88 to 20.68	514,247	0.69%	3.47% to 2.74%
2013	0.95% to 1.65%	26,501	22.11 to 20.13	564,938	0.89%	36.97% to 36.00%
2012	0.95% to 1.65%	31,779	16.15 to 14.80	495,237	1.32%	14.79% to 13.98%
2011	0.95% to 1.65%	40,467	14.07 to 12.99	552,169	0.56%	-5.56% to -6.23%
2010	0.95% to 1.65%	50,675	14.89 to 13.85	735,314	0.89%	25.20% to 24.32%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	1.15% to 1.40%	17,903	14.99 to 14.78	266,149	3.63%	-9.20% to -9.43%
2013	1.30% to 1.40%	15,167	16.40 to 16.32	248,656	2.76%	18.53% to 18.41%
2012	0.95% to 1.35%	7,878	14.01 to 13.81	108,981	2.92%	18.43% to 17.95%
2011	1.20% to 1.35%	5,976	11.75 to 11.71	70,042	3.12%	-13.48% to -13.61%
2010	1.20% to 1.40%	4,737	13.59 to 13.54	64,230	2.18%	5.07% to 4.86%
Genesis Fund - Trust Class (NBGST)
2014	0.95% to 1.90%	197,254	43.19 to 37.50	8,399,981	0.05%	-1.25% to -2.20%
2013	0.95% to 1.90%	227,244	43.74 to 38.34	9,834,432	0.30%	35.59% to 34.29%
2012	0.95% to 1.90%	262,029	32.26 to 28.55	8,380,160	0.20%	8.77% to 7.73%
2011	0.95% to 1.90%	307,263	29.66 to 26.50	9,065,232	0.93%	3.61% to 2.62%
2010	0.95% to 1.90%	351,590	28.62 to 25.83	10,053,937	0.00%	20.22% to 19.07%
Guardian Fund - Investor Class (NBGF)
2014	1.30%	46,519	35.92	1,670,910	0.71%	7.85%
2013	1.30%	50,223	33.30	1,672,673	0.53%	37.11%
2012	1.30%	56,334	24.29	1,368,345	1.19%	11.34%
2011	1.30%	64,271	21.82	1,402,100	0.65%	-4.19%
2010	1.30%	69,743	22.77	1,588,094	0.36%	17.96%
Guardian Fund - Trust Class (NBGT)
2014	0.95% to 1.45%	10,285	19.43 to 18.04	192,786	0.84%	8.11% to 7.56%
2013	0.95% to 1.45%	10,825	17.97 to 16.77	188,394	0.53%	37.28% to 36.59%
2012	0.95% to 1.45%	13,312	13.09 to 12.28	169,485	1.51%	11.53% to 10.97%
2011	0.95% to 1.45%	13,785	11.74 to 11.06	157,809	0.82%	-3.97% to -4.45%
2010	0.95% to 1.45%	13,494	12.22 to 11.58	160,899	0.37%	18.23% to 17.64%
Large Cap Value Fund: Investor Class (PF)
2014	1.30%	61,190	49.84	3,049,634	0.79%	9.57%
2013	1.30%	74,102	45.48	3,370,492	1.28%	29.68%
2012	1.30%	75,068	35.07	2,632,946	1.26%	15.43%
2011	1.30%	90,001	30.39	2,734,688	0.39%	-12.42%
2010	1.30%	107,237	34.69	3,720,403	0.13%	13.90%
Large Cap Value Fund: Trust Class (NBPT)
2014	0.95% to 1.90%	8,599	19.72 to 17.12	163,108	0.78%	9.77% to 8.72%
2013	0.95% to 1.90%	13,059	17.97 to 15.75	228,011	1.48%	29.84% to 28.60%
2012	0.95% to 1.90%	12,655	13.84 to 12.25	170,621	1.14%	15.70% to 14.58%
2011	0.95% to 1.90%	17,875	11.96 to 10.69	210,308	0.20%	-12.30% to -13.14%
2010	0.95% to 1.90%	21,075	13.64 to 12.31	283,156	0.01%	14.10% to 13.01%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Fund - Investor Class (NLMB)
2014	1.30%	35,390	$14.93	$528,346	1.22%	-0.86%
2013	1.30%	43,120	15.06	649,307	1.50%	-0.67%
2012	1.30%	47,472	15.16	719,633	2.03%	2.92%
2011	1.30%	46,949	14.73	691,497	2.74%	-0.59%
2010	1.30%	50,426	14.82	747,087	3.28%	4.59%
Socially Responsive Fund - Trust Class (NBSRT)
2014	0.95% to 1.50%	72,694	21.60 to 20.36	1,525,962	0.97%	9.23% to 8.63%
2013	0.95% to 1.50%	77,578	19.77 to 18.74	1,495,130	1.14%	36.65% to 35.89%
2012	0.95% to 1.50%	71,799	14.47 to 13.79	1,016,158	0.84%	9.74% to 9.13%
2011	0.95% to 1.50%	85,393	13.19 to 12.64	1,105,899	0.59%	-3.97% to -4.50%
2010	0.95% to 1.50%	91,353	13.73 to 13.23	1,236,454	0.17%	21.40% to 20.72%
Capital Appreciation Fund - Class A (OCAF)
2014	0.95% to 1.80%	95,301	12.77 to 11.29	1,177,144	0.00%	13.97% to 13.00%
2013	0.95% to 1.80%	103,151	11.20 to 9.99	1,119,015	0.04%	28.01% to 26.91%
2012	0.95% to 1.80%	110,486	8.75 to 7.87	939,343	0.56%	12.61% to 11.64%
2011	0.95% to 1.80%	147,006	7.77 to 7.05	1,117,282	0.16%	-2.51% to -3.34%
2010	0.95% to 1.80%	177,028	7.97 to 7.30	1,384,023	0.00%	8.11% to 7.18%
Global Fund - Class A (OGF)
2014	0.95% to 1.90%	90,170	18.56 to 16.12	4,215,926	0.79%	1.09% to 0.12%
2013	0.95% to 1.90%	97,610	18.36 to 16.10	4,604,633	0.80%	25.57% to 24.37%
2012	0.95% to 1.90%	114,778	14.62 to 12.94	4,154,982	0.99%	19.60% to 18.45%
2011	0.95% to 1.90%	134,697	12.23 to 10.93	4,119,651	1.61%	-9.56% to -10.43%
2010	0.95% to 1.90%	159,326	13.52 to 12.20	5,405,188	0.84%	14.58% to 13.48%
Global Strategic Income Fund - Class A (OSI)
2014	0.95% to 1.60%	27,143	21.33 to 19.42	553,714	4.56%	1.66% to 0.99%
2013	0.95% to 1.60%	54,716	20.98 to 19.23	1,121,873	5.01%	-1.31% to -1.96%
2012	0.95% to 1.60%	99,234	21.26 to 19.61	2,076,433	5.70%	12.41% to 11.67%
2011	0.95% to 1.60%	65,655	18.91 to 17.56	1,218,033	6.11%	-0.07% to -0.72%
2010	0.95% to 1.60%	97,222	18.92 to 17.69	1,817,449	6.47%	14.86% to 14.10%
PIMCO Total Return Fund - Class A (PMTRA)
2014	0.95% to 1.80%	122,077	20.51 to 18.14	2,404,699	3.61%	3.29% to 2.40%
2013	0.95% to 1.80%	135,767	19.86 to 17.72	2,603,418	2.04%	-3.23% to -4.06%
2012	0.95% to 1.80%	157,933	20.52 to 18.47	3,136,611	3.78%	8.89% to 7.96%
2011	0.95% to 1.80%	174,563	18.85 to 17.11	3,198,201	3.47%	2.76% to 1.88%
2010	0.95% to 1.80%	231,006	18.34 to 16.79	4,147,110	2.67%	7.33% to 6.41%
VP International Fund - Class IV (ACVI4)
2014	0.95% to 1.65%	72,889	17.41 to 16.14	1,223,037	1.56%	-6.55% to -7.21%
2013	0.95% to 1.65%	86,094	18.63 to 17.39	1,551,215	1.61%	21.09% to 20.23%
2012	0.95% to 1.65%	96,679	15.38 to 14.46	1,443,632	0.72%	19.85% to 19.01%
2011	0.95% to 1.65%	115,080	12.83 to 12.15	1,439,054	1.21%	-13.02% to -13.64%
2010	0.95% to 1.65%	123,221	14.75 to 14.07	1,778,071	2.27%	12.06% to 11.27%
Capital & Income Fund (FCI)
2014	1.30%	2,534	134.50	340,824	4.19%	4.76%
2013	1.30%	2,945	128.39	378,121	4.89%	8.28%
2012	1.30%	3,635	118.57	431,016	5.56%	14.90%
2011	1.30%	4,043	103.20	417,231	5.94%	-3.18%
2010	1.30%	4,434	106.59	472,618	6.92%	15.61%
Equity-Income Fund (FEI)
2014	1.30%	41,708	146.60	6,114,347	2.60%	7.27%
2013	1.30%	45,454	136.67	6,212,069	2.36%	26.03%
2012	1.30%	48,465	108.44	5,255,711	2.89%	15.71%
2011	1.30%	53,403	93.72	5,005,078	1.99%	-5.92%
2010	1.30%	57,518	99.62	5,729,677	1.82%	13.63%
High Income Portfolio - Initial Class (FHIP)
2014	1.30%	69	38.05	2,625	5.78%	-0.16%
2013	1.30%	69	38.11	2,630	3.24%	4.57%
2012	1.30%	542	36.45	19,753	5.47%	12.74%
2011	1.30%	870	32.33	28,124	6.94%	2.68%
2010	1.30%	870	31.48	27,390	7.93%	12.34%
Magellan(R) Fund (FMG)
2014	1.30%	188,529	42.49	8,010,407	0.74%	12.59%
2013	1.30%	202,330	37.74	7,635,248	0.77%	33.54%
2012	1.30%	218,594	28.26	6,177,252	1.36%	16.45%
2011	1.30%	242,476	24.27	5,884,062	0.55%	-12.70%
2010	1.30%	280,361	27.80	7,793,238	0.80%	10.95%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Puritan Fund (FPR)
2014	1.30%	120,282	$49.63	$5,969,069	1.61%	9.31%
2013	1.30%	129,234	45.40	5,867,321	1.60%	18.77%
2012	1.30%	132,343	38.23	5,058,816	1.83%	12.30%
2011	1.30%	144,530	34.04	4,919,416	1.85%	-0.63%
2010	1.30%	162,391	34.25	5,562,637	2.25%	12.56%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	0.95% to 1.65%	118,806	15.61 to 14.47	1,789,185	1.11%	-9.18% to -9.82%
2013	0.95% to 1.65%	128,389	17.18 to 16.05	2,136,165	1.26%	28.92% to 28.01%
2012	0.95% to 1.65%	119,109	13.33 to 12.54	1,543,414	1.70%	19.30% to 18.46%
2011	0.95% to 1.65%	130,332	11.17 to 10.58	1,421,543	1.13%	-18.17% to -18.75%
2010	0.95% to 1.65%	156,507	13.65 to 13.02	2,098,261	1.22%	11.75% to 10.97%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.95% to 1.65%	269,216	8.68 to 8.64	2,331,260	1.87%	-13.21% to -13.62%	****
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.95% to 1.90%	488,575	10.13 to 10.06	4,937,267	0.87%	1.28% to 0.63%	****
Putnam Voyager Fund: Class A (PVF)
2014	0.95% to 1.50%	8,009	24.00 to 22.49	186,858	0.36%	8.51% to 7.91%
2013	0.95% to 1.50%	11,766	22.12 to 20.84	254,371	0.90%	42.56% to 41.77%
2012	0.95% to 1.50%	13,414	15.51 to 14.70	204,498	1.12%	13.30% to 12.67%
2011	0.95% to 1.50%	16,236	13.69 to 13.05	218,814	0.00%	-18.54% to -18.99%
2010	0.95% to 1.60%	14,066	16.81 to 15.98	232,746	0.43%	19.46% to 18.68%
Putnam International Equity Fund - Class A (PUIGA)
2014	1.45% to 1.50%	265	18.26 to 18.15	4,838	0.88%	-8.18% to -8.22%
2013	1.45% to 1.50%	265	19.89 to 19.78	5,269	0.80%	26.09% to 26.02%
2012	1.45% to 1.50%	265	15.77 to 15.69	4,179	1.05%	19.96% to 19.90%
2011	1.45% to 1.50%	265	13.15 to 13.09	3,484	4.87%	-16.76% to -16.80%
2010	1.45% to 1.50%	265	15.79 to 15.73	4,185	2.24%	8.50% to 8.44%
Virtus Balanced Fund: Class A (PBF)
2014	1.30%	38,495	29.08	1,119,436	2.08%	3.30%
2013	1.30%	31,246	28.15	879,568	1.88%	13.94%
2012	1.30%	39,829	24.71	984,015	1.35%	10.63%
2011	1.30%	32,704	22.33	730,325	1.61%	0.16%
2010	1.30%	30,840	22.29	687,576	1.77%	10.37%
Advisors Small Cap Fund - Class A (WRASCA)
2014	0.95% to 1.60%	17,485	30.89 to 28.61	525,726	0.00%	1.89% to 1.22%
2013	0.95% to 1.60%	28,978	30.32 to 28.26	859,477	0.00%	40.82% to 39.89%
2012	0.95% to 1.60%	30,231	21.53 to 20.20	638,151	0.00%	14.07% to 13.32%
2011	0.95% to 1.60%	39,469	18.87 to 17.83	733,794	0.00%	-6.39% to -7.00%
2010	0.95% to 1.60%	36,223	20.16 to 19.17	719,153	0.00%	34.65% to 33.77%
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)
2014	0.95% to 1.90%	75,814	26.22 to 22.76	2,475,530	0.00%	4.94% to 3.93%
2013	0.95% to 1.90%	88,780	24.98 to 21.90	2,740,531	0.00%	28.04% to 26.81%
2012	0.95% to 1.90%	95,925	19.51 to 17.27	2,347,964	0.00%	17.15% to 16.03%
2011	0.95% to 1.90%	110,822	16.66 to 14.88	2,298,734	0.00%	-3.40% to -4.33%
2010	0.95% to 1.90%	129,509	17.24 to 15.56	2,797,735	0.00%	23.71% to 22.52%
Advantage Funds - Enterprise Fund - Investor Class (SE)
2014	0.95% to 1.50%	9,605	17.47 to 17.15	165,979	0.00%	1.00% to 0.44%
2013	0.95% to 1.50%	14,415	17.30 to 17.08	247,696	0.00%	40.81% to 40.03%
2012	0.95% to 1.50%	12,484	12.29 to 12.20	152,765	0.00%	14.36% to 13.73%
2011	0.95% to 1.50%	17,678	10.74 to 10.72	189,679	0.00%	7.44% to 7.23%	****
Advantage Growth Fund - Investor Class (SGR)
2014	0.95% to 1.50%	39,295	28.87 to 27.13	1,108,907	0.00%	2.61% to 2.04%
2013	0.95% to 1.50%	47,709	28.14 to 26.59	1,311,494	0.00%	31.78% to 31.05%
2012	0.95% to 1.50%	46,200	21.35 to 20.29	963,531	0.00%	15.45% to 14.81%
2011	0.95% to 1.50%	52,250	18.49 to 17.67	946,938	0.00%	6.86% to 6.27%
2010	0.95% to 1.50%	38,693	17.31 to 16.63	655,129	0.00%	24.95% to 24.25%
Advantage - Large Cap Core - Investor Class (WFLCCI)
2014	0.95% to 1.45%	9,060	20.81 to 20.35	187,460	0.12%	13.21% to 12.63%
2013	0.95% to 1.45%	5,621	18.38 to 18.06	103,032	0.75%	37.56% to 36.87%
2012	0.95% to 1.45%	3,176	13.36 to 13.20	42,214	0.34%	15.46% to 14.88%
2011	0.95% to 1.60%	8,506	11.57 to 11.46	98,073	0.52%	-1.07% to -1.72%
2010	0.95% to 1.60%	9,306	11.70 to 11.66	108,736	0.37%	16.98% to 16.63%	****
Advantage Large Cap Growth Fund - Investor Class (STR)
2014	1.30%	54,330	43.13	2,343,048	0.00%	7.95%
2013	1.30%	56,407	39.95	2,253,401	0.00%	32.55%
2012	1.30%	55,062	30.14	1,659,528	0.00%	11.03%
2011	1.30%	54,404	27.15	1,476,856	0.00%	1.56%
2010	1.30%	59,749	26.73	1,596,983	0.00%	15.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
2014	1.30%	62,337	$13.09	$815,959	0.77%	9.09%
2013	1.30%	68,031	12.00	816,297	0.69%	19.99%	****
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95% to 1.90%	285,500	20.38 to 18.57	5,644,749	1.19%	25.80% to 24.59%
2012	0.95% to 1.90%	298,933	16.20 to 14.90	4,712,644	1.83%	19.80% to 18.65%
2011	0.95% to 1.90%	361,436	13.52 to 12.56	4,779,432	1.04%	-9.36% to -10.23%
2010	0.95% to 1.90%	377,372	14.92 to 13.99	5,522,913	1.24%	14.57% to 13.47%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95% to 1.65%	157,373	18.86 to 17.61	2,875,486	2.23%	21.81% to 20.95%
2012	0.95% to 1.65%	170,387	15.48 to 14.56	2,565,261	3.01%	17.18% to 16.35%
2011	0.95% to 1.65%	175,889	13.21 to 12.52	2,267,853	1.67%	-11.53% to -12.15%
2010	0.95% to 1.65%	195,587	14.94 to 14.25	2,859,903	1.77%	7.38% to 6.62%
Emerging Leaders Fund (obsolete) (DEL)
2010	1.20% to 1.25%	1,007	10.35 to 10.29	10,409	0.02%	27.34% to 27.28%
Champion Income Fund - Class A (obsolete) (OCHI)
2011	0.95% to 1.45%	112,498	3.66 to 3.50	410,080	7.92%	-3.34% to -3.82%
2010	0.95% to 1.45%	16,640	3.79 to 3.64	61,231	9.74%	12.73% to 12.16%
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (obsolete) (WFMCGZ)
2010	0.95% to 1.50%	14,359	14.66 to 14.20	206,183	0.00%	19.69% to 19.03%
Basic Balanced Fund - Investor Class (obsolete) (ABBLI)
2010	0.95% to 2.05%	10,213	9.90 to 9.31	99,144	1.19%	6.81% to 5.62%
Advantage - Classic Value - Administrative Class (obsolete) (EIG)
2010	1.30%	28,914	25.65	741,586	1.06%	12.30%
Large Cap Blend Fund - Common Class (obsolete) (CSLCBC)
2010	1.30%	153,595	10.62	1,631,092	0.31%	6.19%	****
Nationwide Large Cap Value Fund - Class A (obsolete) (PRLVA)
2010	0.95% to 1.65%	109,173	13.84 to 12.83	1,442,584	0.59%	11.20% to 10.41%
Van Kampen Real Estate Securities Fund - Class A (obsolete) (VKRES)
2010	0.95% to 1.90%	43,139	21.27 to 19.76	900,144	1.13%	23.57% to 22.38%
Dynamics Fund - Investor Class (obsolete) (IDF)
2012	0.95% to 1.65%	287,119	7.78 to 7.11	3,399,521	0.93%	11.83% to 11.04%
2011	0.95% to 1.65%	355,806	6.96 to 6.40	3,663,275	2.68%	-5.31% to -5.97%
2010	0.95% to 1.65%	356,879	7.35 to 6.81	3,933,835	0.00%	22.29% to 21.43%
Equity Value Fund - Administrative Class (obsolete) (WFEVAD)
2012	1.30%	55,010	12.01	660,879	1.51%	15.68%
2011	1.30%	63,766	10.39	662,236	0.49%	3.85%	****
2014	Reserves for annuity contracts in payout phase:			1,353
2014	Contract owners equity:			$214,532,800
2013	Reserves for annuity contracts in payout phase:			1,381
2013	Contract owners equity:			$221,700,393
2012	Reserves for annuity contracts in payout phase:			1,201
2012	Contract owners equity:			$199,400,854
2011	Reserves for annuity contracts in payout phase:			1,138
2011	Contract owners equity:			$195,852,523
2010	Reserves for annuity contracts in payout phase:			1,327
2010	Contract owners equity:			$225,817,512

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with Post-Effective Amendment No. 20 on April 27, 2007, (File No. 333-80481), as document "resolution.htm" and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of contracts between the Depositor and NISC as Principal Underwriter – Filed previously with Post-Effective Amendment No. 16 on April 30, 2007, (File No. 333-103093), as document "underwriting.htm" and hereby incorporated by reference.
(4)	The form of the Variable Annuity Contract – Attached hereto.
(5)	Variable Annuity Application – Attached hereto.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009 – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended – Filed previously with Pre-Effective Amendment No. 1 on July 17, 2007, (File No. 333-140608), as document "nwfpa99h12a.htm" and hereby incorporated by reference.
(9)	Opinion of Counsel – Filed previously on September 19, 2011, with Initial Filing (SEC File No. 333-176908) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 0 and 0 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3

Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide Variable Account
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact